FILE NOS. 333-160595 AND 811-22311
AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 21, 2010

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Post-Effective Amendment No. 1
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 3

SCHWAB STRATEGIC TRUST
(Exact Name of Registrant as Specified in Charter)
211 Main Street, San Francisco, California 94105
(Address of Principal Executive Offices) (Zip code)
(800) 648-5300
(Registrant’s Telephone Number, including Area Code)
Randall W. Merk
211 Main Street, San Francisco, California 94105
(Name and Address of Agent for Service)
Copies of communications to:

Koji Felton, Esq	W. John McGuire, Esq.
Charles Schwab Investment Management, Inc.	Morgan, Lewis & Bockius LLP
211 Main Street	1111 Pennsylvania Avenue, N.W.
SF211MN-05-489	Washington, D.C. 20004
San Francisco, CA 94105
It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)

☐	On (date), pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date), pursuant to paragraph (a)(1)

☑	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Schwab Fixed-Income ETFs
(SCHWAB FUNDS LOGO)
Prospectus
July __, 2010

• Schwab U.S. TIPS ETFtm	[TICKER AND EXCHANGE]
• Schwab Short-Term U.S. Treasury ETFtm	[TICKER AND EXCHANGE]
• Schwab Intermediate-Term U.S. Treasury ETFtm	[TICKER AND EXCHANGE]
As with all exchange traded funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.
(CHARLES SCHWAB LOGO)

Schwab Fixed-Income ETFs

Fund Summaries
Schwab U.S. TIPS ETFtm
Schwab Short-Term U.S. Treasury ETFtm
Schwab Intermediate-Term U.S. Treasury ETFtm
About the funds
Fund Details
Schwab U.S. TIPS ETFtm
Schwab Short-Term U.S. Treasury ETFtm
Schwab Intermediate-Term U.S. Treasury ETFtm
Fund Management
Investing in the Funds
Share Trading Prices
Determination of Net Asset Value
Purchase and Redemption of Creation Units
Transaction Policies
Distribution and Taxes

Schwab U.S. TIPS ETFtm
Ticker Symbol: XXXX
Investment objective
The fund’s goal is to track as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L).1
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. The table does not reflect brokerage commissions you may incur when buying or selling fund shares.

Shareholder fees (fee paid directly from your investment)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	X.XX
Other expenses	None

Total annual operating expenses	X.XX

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. This example does not reflect any brokerage commissions you may incur when buying or selling fund shares. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

1 year	3 years
$ XX	$ XX
Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. The fund is new, therefore, it does not have a historical portfolio turnover rate.
Principal investment strategies
To pursue its goal, the fund generally invests in securities that are included in the index. The index includes all publicly-issued U.S. Treasury inflation-protected securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. As of ___, 2010, there were ___ TIPS in the index. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets in securities included in the index. The fund will notify its shareholders at least 60 days before changing this policy. The fund will generally give the same weight to a given security as the index does. However, when the Adviser believes it is appropriate to do so, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a security, the Adviser may cause the fund’s weighting of a security to be more or less than the index’s weighting of the security. The fund may sell securities that are represented in the index in anticipation of their removal from the index.

Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in its index. The principal types of these investments include those that the Adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the Adviser anticipates will be added to or removed from the index; (b) securities issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, and (c) investment companies, including money market funds.. The fund may also invest in cash and cash equivalents, enter into repurchase agreements, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.
The Adviser may seek to track the price and yield performance of the index by using statistical sampling techniques. These techniques involve investing in a limited number of index securities that, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including market capitalization, yield and other performance attributes, maturity, duration, credit ratings, liquidity, tax considerations, risk factors and other characteristics. The fund generally expects that its portfolio will hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective. The fund generally expects that its yield and maturity will be similar to those of the index. In addition, the fund generally expects that its average duration will closely correspond to the duration of the index, which as of ___, 2010 was ___.
The Adviser seeks to achieve, over time, a correlation between the fund’s performance and that of its index, before fees and expenses, of 95% or better. However, there can be no guarantee that the fund will achieve a high degree of correlation with the index. A number of factors may affect the fund’s ability to achieve a high correlation with its index, including the degree to which the fund utilizes a sampling technique. The correlation between the performance of the fund and its index may also diverge due to transaction costs, asset valuations, timing variances, and differences between the fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the index.

[1]	Index ownership — © Barclays Capital Inc. 2010. All rights reserved. The Schwab U.S. TIPS ETF is not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital does not make any representation regarding the advisability of investing in shares of the fund.
Principal risks
The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:
Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.
Investment Style Risk. The fund is not actively managed. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance is normally below that of the index.
Interest Rate Risk. Interest rates will rise and fall over time. During periods when interest rates are low, the fund’s yield and total return also may be low. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer or guarantor of a portfolio investment, or the counterparty to a derivative contract, fails to make timely principal or interest payments or otherwise honor its obligations.
Inflation Protected Security Risk. The value of inflation protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
Sampling Index Tracking Risk. The fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the Adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Tracking Error Risk. The fund’s return may not match the return of the index due to differences between the fund’s securities and those in the index. Tracking error also may be attributable to the fund’s inability to match the securities’ weighting to the index or due to other regulatory, operational or liquidity constraints. The fund also incurs fees and expenses while the index does not, which may result in tracking error.
Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.
Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy shares of the fund in the secondary market, and you may receive less than NAV when you sell those shares in the secondary market.
Lack of Governmental Insurance or Guarantee. An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.
Performance
The fund is new and therefore does not have a performance history. Once the fund has completed a full calendar year of operations a bar chart and table will be included that will provide some indication of the risks of investing in the fund by showing the variability of the fund’s returns and comparing the fund’s performance to the index.
Investment adviser
Charles Schwab Investment Management, Inc.
Portfolio managers
Jeffrey Mortimer, CFA, senior vice president and chief investment officer of the investment adviser, is responsible for the overall management of the fund. He has managed the fund since 2010.
Dustin Lewellyn, CFA, a managing director of the investment adviser, oversees the investment adviser’s management of exchange traded funds (ETFs). He has managed the fund since 2010.
Matthew Hastings, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He has managed the fund since 2010.
Steven Chan, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He has managed the fund since 2010.
Purchase and sale of fund shares
The fund issues and redeems shares at its net asset value (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities included in the index and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax information
Dividends and capital gains distributions received from the fund will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.

Schwab Short-Term U.S. Treasury ETFtm
Ticker Symbol: XXXX
Investment objective
The fund’s goal is to track as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital U.S. 1-3 Year Treasury Bond Indexsm.2
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. The table does not reflect brokerage commissions you may incur when buying or selling fund shares.

Shareholder fees (fees paid directly from your investment)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	X.XX
Other expenses	None

Total annual operating expenses	X.XX

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. This example does not reflect any brokerage commissions you may incur when buying or selling fund shares. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

1 year	3 years
$ XX	$ XX
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. The fund is new, therefore, it does not have a historical portfolio turnover rate.
Principal investment strategies
To pursue its goal, the fund generally invests in securities that are included in the index. The index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $250 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month. As of ___, 2010 there were ___ issues in the index.
It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets in securities included in the index. The fund will notify its shareholders at least 60 days before changing this policy. The fund will generally give the same weight to a given security as the index does. However, when the Adviser believes it is appropriate to do so, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a security, the Adviser may cause the fund’s weighting of a security to be more or less than the index’s weighting of the security. The fund may sell securities that are represented in the index in anticipation of their removal from the index.
Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in its index. The principal types of these investments include those that the Adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the Adviser anticipates will be added to or removed from the index; (b) securities issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, and (c) investment companies, including money market funds. The fund may also invest in cash and cash equivalents, enter into repurchase agreements, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.
The Adviser may seek to track the price and yield performance of the index by using statistical sampling techniques. These techniques involve investing in a limited number of index securities that, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including industry weightings, market capitalization, yield and other performance attributes, maturity, duration, credit ratings, liquidity, tax considerations, risk factors and other characteristics. The fund generally expects that its portfolio will hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective. The fund generally expects that its yield and maturity will be similar to those of the index. In addition, the fund generally expects that its average duration will closely correspond to the duration of the index, which as of ___, 2010 was ___.
The Adviser seeks to achieve, over time, a correlation between the fund’s performance and that of its index, before fees and expenses, of 95% or better. However, there can be no guarantee that the fund will achieve a high degree of correlation with the index. A number of factors may affect the fund’s ability to achieve a high correlation with its index, including the degree to which the fund utilizes a sampling technique. The correlation between the performance of the fund and its index may also diverge due to transaction costs, asset valuations, timing variances, and differences between the fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the index.

[2]	Index ownership — © Barclays Capital Inc. 2010. All rights reserved. The Schwab Short-Term U.S. Treasury ETF is not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital does not make any representation regarding the advisability of investing in shares of the fund.
Principal Risks
The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:
Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.
Investment Style Risk. The fund is not actively managed. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance is normally below that of the index.
Interest Rate Risk. Interest rates will rise and fall over time. During periods when interest rates are low, the fund’s yield and total return also may be low. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer or guarantor of a portfolio investment, or the counterparty to a derivative contract, fails to make timely principal or interest payments or otherwise honor its obligations.
Sampling Index Tracking Risk. The fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the Adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.
Tracking Error Risk. The fund’s return may not match the return of the index due to differences between the fund’s securities and those in the index. Tracking error also may be attributable to the fund’s inability to match the securities’ weighting to the index or due to other regulatory, operational or liquidity constraints. The fund also incurs fees and expenses while the index does not, which may result in tracking error.
Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.

Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy shares of the fund in the secondary market, and you may receive less than NAV when you sell those shares in the secondary market.
Lack of Governmental Insurance or Guarantee. An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.
Investment adviser
Charles Schwab Investment Management, Inc.
Portfolio managers
Jeffrey Mortimer, CFA, senior vice president and chief investment officer of the investment adviser, is responsible for the overall management of the fund. He has managed the fund since 2010.
Dustin Lewellyn, CFA, a managing director of the investment adviser, oversees the investment adviser’s management of exchange traded funds (ETFs). He has managed the fund since 2010.
Matthew Hastings, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He has managed the fund since 2010.
Steven Chan, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He has managed the fund since 2010.
Purchase and sale of fund shares
The fund issues and redeems shares at its net asset value (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities included in the index and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax information
Dividends and capital gains distributions received from the fund will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.

Schwab Intermediate-Term U.S. Treasury ETFtm
Ticker Symbol:
Investment objective
The fund’s goal is to track as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital U.S. 3-10 Year Treasury Bond Indexsm.3
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. The table does not reflect brokerage commissions you may incur when buying or selling fund shares.

Shareholder fees (fees paid directly from your investment)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	X.XX
Other expenses	None

Total annual operating expenses	X.XX

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. This example does not reflect any brokerage commissions you may incur when buying or selling fund shares. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

1 year	3 years
$ XX	$ XX
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. The fund is new, therefore, it does not have a historical portfolio turnover rate.
Principal investment strategies
To pursue its goal, the fund generally invests in securities that are included in the index. The index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than ten years, are rated investment grade, and have $250 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month. As of ___, 20___, there were ___ issues in the index.
It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets in securities included in the index. The fund will notify its shareholders at least 60 days before changing this policy. The fund will generally give the same weight to a given security as the index does. However, when the Adviser believes it is appropriate to do so, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a security, the Adviser may cause the fund’s weighting of a security to be more or less than the index’s weighting of the security. The fund may sell securities that are represented in the index in anticipation of their removal from the index.
Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in its index. The principal types of these investments include those that the Adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the Adviser anticipates will be added to or removed from the index; (b) securities issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, and (c) investment companies, including money market funds. The fund may also invest in cash and cash equivalents, enter into repurchase agreements, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.
The Adviser may seek to track the price and yield performance of the index by using statistical sampling techniques. These techniques involve investing in a limited number of index securities that, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including industry weightings, market capitalization, yield and other performance attributes, maturity, duration, credit ratings, liquidity, tax considerations, risk factors and other characteristics. The fund generally expects that its portfolio will hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective. The fund generally expects that its yield and maturity will be similar to those of the index. In addition, the fund generally expects that its average duration will closely correspond to the duration of the index, which as of ___, 2010 was ___.
The Adviser seeks to achieve, over time, a correlation between the fund’s performance and that of its index, before fees and expenses, of 95% or better. However, there can be no guarantee that the fund will achieve a high degree of correlation with the index. A number of factors may affect the fund’s ability to achieve a high correlation with its index, including the degree to which the fund utilizes a sampling technique. The correlation between the performance of the fund and its index may also diverge due to transaction costs, asset valuations, timing variances, and differences between the fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the index.

[3]	Index ownership — © Barclays Capital Inc. 2010. All rights reserved. The Schwab Intermediate-Term U.S. Treasury ETF is not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital does not make any representation regarding the advisability of investing in shares of the fund.
Principal Risks
The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:
Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.
Investment Style Risk. The fund is not actively managed. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance is normally below that of the index.
Interest Rate Risk. Interest rates will rise and fall over time. During periods when interest rates are low, the fund’s yield and total return also may be low. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer or guarantor of a portfolio investment, or the counterparty to a derivative contract, fails to make timely principal or interest payments or otherwise honor its obligations.
Sampling Index Tracking Risk. The fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the Adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.
Tracking Error Risk. The fund’s return may not match the return of the index due to differences between the fund’s securities and those in the index. Tracking error also may be attributable to the fund’s inability to match the securities’ weighting to the index or due to other regulatory, operational or liquidity constraints. The fund also incurs fees and expenses while the index does not, which may result in tracking error.
Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.

Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy shares of the fund in the secondary market, and you may receive less than NAV when you sell those shares in the secondary market.
Lack of Governmental Insurance or Guarantee. An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.
Investment adviser
Charles Schwab Investment Management, Inc.
Portfolio managers
Jeffrey Mortimer, CFA, senior vice president and chief investment officer of the investment adviser, is responsible for the overall management of the fund. He has managed the fund since 2010.
Dustin Lewellyn, CFA, a managing director of the investment adviser, oversees the investment adviser’s management of exchange traded funds (ETFs). He has managed the fund since 2010.
Matthew Hastings, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He has managed the fund since 2010.
Steven Chan, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He has managed the fund since 2010.
Purchase and sale of fund shares
The fund issues and redeems shares at its net asset value (“NAV”) only in large blocks of shares, typically [50,000] shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities included in the index and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax information
Dividends and capital gains distributions received from the fund will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.

About the funds
The funds described in this Prospectus are advised by Charles Schwab Investment Management, Inc. (“CSIM” or the “Adviser”). Each of the funds is an “exchange traded fund” (“ETF”). ETFs are funds that trade like other publicly-traded securities. The funds in this prospectus are index funds and are designed to track the performance of an index. Because the composition of an index tends to be comparatively stable, index funds historically have shown low portfolio turnover compared to actively managed funds.
This strategy distinguishes an index fund from an “actively managed” fund. Instead of choosing investments for the fund based on portfolio management’s judgment, an index is used to determine which securities the fund should own.
Unlike shares of a mutual fund, shares of the funds are listed on a national securities exchange and trade at market prices that change throughout the day. The market price for each of the fund’s shares may be different from its net asset value per share (“NAV”). The funds have their own CUSIP numbers and trade on the NYSE Arca, Inc. under the following tickers:

Schwab U.S TIPS ETFtm	[TICKER]
Schwab Short-Term U.S. Treasury ETFtm	[TICKER]
Schwab Intermediate-Term U.S. Treasury ETFtm	[TICKER]
The funds issue and redeem shares at their NAV only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
A note to retail investors
Shares can be purchased directly from the funds only in exchange for a basket of securities that is expected to be worth several million dollars. Most individual investors, therefore, will not be able to purchase shares directly from the funds. Instead, these investors will purchase shares in the secondary market through a brokerage account or with the assistance of a broker. Thus, some of the information contained in this Prospectus — such as information about purchasing and redeeming shares from the funds and references to transaction fees imposed on purchases and redemptions — is not relevant to most individual investors. Shares purchased or sold through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.
Except as explicitly described otherwise, the investment objective, the benchmark index and the investment policies of each of the funds may be changed without shareholder approval.
The funds’ performance will fluctuate over time and, as with all investments, future performance may differ from past performance.

Fund details
Investment objectives, strategies and risks
Schwab U.S. TIPS ETFtm
Investment objective
The fund’s goal is to track as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)sm.1 The fund’s investment objective is not fundamental and therefore may be changed by the fund’s board of trustees without shareholder approval.
Index
The fund’s benchmark index includes all publicly-issued U.S. Treasury inflation-protected securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value. TIPS are U.S. Government securities issued by the U.S. Treasury that generate principal and interest payments designed to adjust for and protect against inflation. Their payments are supported by the full faith and credit of the United States. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month. As of ___, 2010, there were ___TIPS in the index.
Investment strategy
To pursue its goal, the fund generally invests in securities that are included in the index. It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets in these securities. The fund will notify its shareholders at least 60 days before changing this policy. The fund will generally give the same weight to a given security as the index does. However, when the Adviser believes it is appropriate to do so, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a security, the Adviser may cause the fund’s weighting of a security to be more or less than the index’s weighting of the security. The fund may sell securities that are represented in the index in anticipation of their removal from the index.
Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in its index. The principal types of these investments include those that the Adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the Adviser anticipates will be added to or removed from the index; (b) securities issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, and (c) investment companies, including money market funds. The fund may also invest in cash and cash equivalents, enter into repurchase agreements, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.
The Adviser may seek to track the price and yield performance of the index by using statistical sampling techniques. These techniques involve investing in a limited number of index securities that, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including market capitalization, yield and other performance attributes, maturity, duration, credit ratings, liquidity, tax considerations, risk factors and other characteristics. The fund generally expects that its portfolio will hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective. The fund generally expects that its yield and maturity will be similar to those of the index. In addition, the fund generally expects that its average duration will closely correspond to the duration of the index, which as of ___, 2010 was ___.
The Adviser seeks to achieve, over time, a correlation between the fund’s performance and that of its index, before fees and expenses, of 95% or better. However, there can be no guarantee that the fund will achieve a high degree of correlation with the index. A number of factors may affect the fund’s ability to achieve a high correlation with its index, including the degree to which the fund utilizes a sampling technique. The correlation between the performance of the fund and its index may also diverge due to transaction costs, asset valuations, timing variances, and differences between the fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the index.

[1]	Index ownership — © Barclays Capital Inc. 2010. All rights reserved. The Schwab U.S. TIPS ETF is not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital does not make any representation regarding the advisability of investing in shares of the fund.

Principal Investment Risks
The fund is subject to risks, any of which could cause an investor to lose money.
Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.
Investment Style Risk. The fund is not actively managed. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance is normally below that of the index.
Interest Rate Risk. The fund is subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also may be low. Changes in interest rates also may affect the fund’s share price: a sharp rise in interest rates could cause the fund’s share price to fall. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment, or the counterparty to a derivatives contract, fails to make timely principal or interest payments or otherwise honor its obligations. The negative perceptions of an issuer’s ability to make such payments could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Although the fund invests primarily in U.S. Government securities issued by the U.S. Treasury, which are guaranteed by the full faith and credit of the U.S. Government, the fund may also invest in securities that are not guaranteed or insured by the U.S. Government. Issuers of securities such as Fannie Mae, Freddie Mac and the Federal Home Loan Banks (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself. Any default on the part of a portfolio investment could cause the fund’s share price or yield to fall.
On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.
Inflation Protected Security Risk. The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. The value of an inflation-protected security generally decreases when real interest rates rise and generally increase when real interest rates fall. In addition, the principal value of an inflation-protected security is periodically adjusted up or down along with the rate of inflation. If the measure of inflation falls, the principal value of the inflation-protected security will be adjusted downwards, and consequently, the interest payable on the security will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the United States Treasury in the case of TIPS. For securities that do not provide a similar guarantee, the adjusted principal value of the security to be repaid at maturity is subject to credit risk.
Sampling Index Tracking Risk. The fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the Adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the equity securities in the index.
Tracking Error Risk. The fund’s return may not match the return of the index. For example, differences between the fund’s securities and those in the index, rounding of prices, changes to the index and regulatory requirements may cause tracking error, the divergence of the fund’s performance from that of its index. The fund may not be able to invest in certain securities in its benchmark index, or match the securities’ weighting to the benchmark, due to regulatory, operational or liquidity constraints, which may result in tracking error. The fund may attempt to offset the effects of not being invested in certain index securities by making substitute investments, but these efforts may not be successful. The fund also incurs fees and expenses while the index does not, which may result in tracking error.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Securities Lending Risk. The fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recover of the collateral if the borrower fails to return the security loaned or becomes insolvent. The fund will also bear the risk of any decline in value of securities acquired with cash collateral. The fund may pay lending fees to a party arranging the loan.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares. Trading of shares of the fund on a stock exchange may be halted if exchange officials deem such action appropriate, if the fund is delisted, or if the activation of marketwide “circuit breakers” halts stock trading generally. If the fund’s shares are delisted, the fund may seek to list its shares on another market, merge with another ETF, or redeem its shares at NAV.
Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy shares of the fund in the secondary market, and you may receive less than NAV when you sell those shares in the secondary market.
The market price of fund shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the fund shares. The bid/ask spread on ETF shares is likely to be larger on ETFs that are traded less frequently. In addition, in times of severe market disruption, the bid/ask spread can increase significantly. At those times, fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. The Adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.
Lack of Governmental Insurance or Guarantee. An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Schwab Short-Term U.S. Treasury ETFtm
Investment objective
The fund’s goal is to track as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital U.S. 1-3 Year Treasury Bond Indexsm.2 The fund’s investment objective is not fundamental and therefore may be changed by the fund’s board of trustees without shareholder approval.
Index
The fund’s benchmark index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $250 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month. As of ___, 2010 there were ___ issues in the index.
Investment strategy
To pursue its goal, the fund generally invests in securities that are included in the index. It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets in these securities. The fund will notify its shareholders at least 60 days before changing this policy. The fund will generally give the same weight to a given security as the index does. However, when the Adviser believes it is appropriate to do so, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a security, the Adviser may cause the fund’s weighting of a security to be more or less than the index’s weighting of the security. The fund may sell securities that are represented in the index in anticipation of their removal from the index.
Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in its index. The principal types of these investments include those that the Adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the Adviser anticipates will be added to or removed from the index; (b) securities issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, and (c) investment companies, including money market funds. The fund may also invest in cash and cash equivalents, enter into repurchase agreements, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.
The Adviser may seek to track the price and yield performance of the index by using statistical sampling techniques. These techniques involve investing in a limited number of index securities that, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including industry weightings, market capitalization, yield and other performance attributes, maturity, duration, credit ratings, liquidity, tax considerations, risk factors and other characteristics. The fund generally expects that its portfolio will hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective. The fund generally expects that its yield and maturity will be similar to those of the index. In addition, the fund generally expects that its average duration will closely correspond to the duration of the index, which as of ___, 2010 was ___.
The Adviser seeks to achieve, over time, a correlation between the fund’s performance and that of its index, before fees and expenses, of 95% or better. However, there can be no guarantee that the fund will achieve a high degree of correlation with the index. A number of factors may affect the fund’s ability to achieve a high correlation with its index, including the degree to which the fund utilizes a sampling technique. The correlation between the performance of the fund and its index may also diverge due to transaction costs, asset valuations, timing variances, and differences between the fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the index.

[2]	Index ownership — © Barclays Capital Inc. 2010. All rights reserved. The Schwab Short-Term U.S. Treasury ETF is not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital does not make any representation regarding the advisability of investing in shares of the fund.
Principal Investment Risks.
The fund is subject to risks, any of which could cause an investor to lose money.
Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.
Investment Style Risk. The fund is not actively managed. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance is normally below that of the index.
Interest Rate Risk. The fund is subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also may be low. Changes in interest rates also may affect the fund’s share price: a sharp rise in interest rates could cause the fund’s share price to fall. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment, or the counterparty to a derivatives contract, fails to make timely principal or interest payments or otherwise honor its obligations. The negative perceptions of an issuer’s ability to make such payments could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Although the fund invests primarily in U.S. Government securities issued by the U.S. Treasury, which are guaranteed by the full faith and credit of the U.S. Government, the fund may also invest in securities that are not guaranteed or insured by the U.S. Government. Issuers of securities such as Fannie Mae, Freddie Mac and the Federal Home Loan Banks (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself. Any default on the part of a portfolio investment could cause the fund’s share price or yield to fall.
On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.
Sampling Index Tracking Risk. The fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the Adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the equity securities in the index.
Tracking Error Risk. The fund’s return may not match the return of the index. For example, differences between the fund’s securities and those in the index, rounding of prices, changes to the index and regulatory requirements may cause tracking error, the divergence of the fund’s performance from that of its index. The fund may not be able to invest in certain securities in its benchmark index, or match the securities’ weighting to the benchmark, due to regulatory, operational or liquidity constraints, which may result in tracking error. The fund may attempt to offset the effects of not being invested in certain index securities by making substitute investments, but these efforts may not be successful. The fund also incurs fees and expenses while the index does not, which may result in tracking error.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities
Securities Lending Risk. The fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recover of the collateral if the borrower fails to return the security loaned or becomes insolvent. The fund will also bear the risk of any decline in value of securities acquired with cash collateral. The fund may pay lending fees to a party arranging the loan.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares. Trading of shares of the fund on a stock exchange may be halted if exchange officials deem such action appropriate, if the fund is delisted, or if the activation of marketwide “circuit breakers” halts stock trading generally. If the fund’s shares are delisted, the fund may seek to list its shares on another market, merge with another ETF, or redeem its shares at NAV.
Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy shares of the fund in the secondary market, and you may receive less than NAV when you sell those shares in the secondary market.
The market price of fund shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the fund shares. The bid/ask spread on ETF shares is likely to be larger on ETFs that are traded less frequently. In addition, in times of severe market disruption, the bid/ask spread can increase significantly. At those times, fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. The Adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.
Lack of Governmental Insurance or Guarantee. An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Schwab Intermediate-Term U.S. Treasury ETFtm
Investment objective
The fund’s goal is to track as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital U.S. 3-10 Year Treasury Bond Indexsm.3 The fund’s investment objective is not fundamental and therefore may be changed by the fund’s board of trustees without shareholder approval.
Index
The fund’s benchmark index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to three year and less than ten years, are rated investment grade, and have $250 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month. As of ___, 20___, there were ___ issues in the index.
Investment strategy
To pursue its goal, the fund generally invests in securities that are included in the index. It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets in these securities. The fund will notify its shareholders at least 60 days before changing this policy. The fund will generally give the same weight to a given security as the index does. However, when the Adviser believes it is appropriate to do so, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a security, the Adviser may cause the fund’s weighting of a security to be more or less than the index’s weighting of the security. The fund may sell securities that are represented in the index in anticipation of their removal from the index.
Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in its index. The principal types of these investments include those that the Adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the Adviser anticipates will be added to or removed from the index; (b) securities issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, and (c) investment companies, including money market funds. The fund may also invest in cash and cash equivalents, enter into repurchase agreements, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.
The Adviser may seek to track the price and yield performance of the index by using statistical sampling techniques. These techniques involve investing in a limited number of index securities that, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including industry weightings, market capitalization, yield and other performance attributes, maturity, duration, credit ratings, liquidity, tax considerations, risk factors and other characteristics. The fund generally expects that its portfolio will hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective. The fund generally expects that its yield and maturity will be similar to those of the index. In addition, the fund generally expects that its average duration will closely correspond to the duration of the index, which as of ___, 2010 was ___.
The Adviser seeks to achieve, over time, a correlation between the fund’s performance and that of its index, before fees and expenses, of 95% or better. However, there can be no guarantee that the fund will achieve a high degree of correlation with the index. A number of factors may affect the fund’s ability to achieve a high correlation with its index, including the degree to which the fund utilizes a sampling technique. The correlation between the performance of the fund and its index may also diverge due to transaction costs, asset valuations, timing variances, and differences between the fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the index.

[3]	Index ownership — © Barclays Capital Inc. 2010. All rights reserved. The Schwab Intermediate-Term U.S. Treasury ETF is not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital does not make any representation regarding the advisability of investing in shares of the fund.
Principal Investment Risks
The fund is subject to risks, any of which could cause an investor to lose money.
Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.
Investment Style Risk. The fund is not actively managed. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance is normally below that of the index.
Interest Rate Risk. The fund is subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also may be low. Changes in interest rates also may affect the fund’s share price: a sharp rise in interest rates could cause the fund’s share price to fall. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment, or the counterparty to a derivatives contract, fails to make timely principal or interest payments or otherwise honor its obligations. The negative perceptions of an issuer’s ability to make such payments could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Although the fund invests primarily in U.S. Government securities issued by the U.S. Treasury, which are guaranteed by the full faith and credit of the U.S. Government, the fund may also invest in securities that are not guaranteed or insured by the U.S. Government. Issuers of securities such as Fannie Mae, Freddie Mac and the Federal Home Loan Banks (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself. Any default on the part of a portfolio investment could cause the fund’s share price or yield to fall.
On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.
Sampling Index Tracking Risk. The fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the Adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the equity securities in the index.
Tracking Error Risk. The fund’s return may not match the return of the index. For example, differences between the fund’s securities and those in the index, rounding of prices, changes to the index and regulatory requirements may cause tracking error, the divergence of the fund’s performance from that of its index. The fund may not be able to invest in certain securities in its benchmark index, or match the securities’ weighting to the benchmark, due to regulatory, operational or liquidity constraints, which may result in tracking error. The fund may attempt to offset the effects of not being invested in certain index securities by making substitute investments, but these efforts may not be successful. The fund also incurs fees and expenses while the index does not, which may result in tracking error.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities
Securities Lending Risk. The fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recover of the collateral if the borrower fails to return the security loaned or becomes insolvent. The fund will also bear the risk of any decline in value of securities acquired with cash collateral. The fund may pay lending fees to a party arranging the loan.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares. Trading of shares of the fund on a stock exchange may be halted if exchange officials deem such action appropriate, if the fund is delisted, or if the activation of marketwide “circuit breakers” halts stock trading generally. If the fund’s shares are delisted, the fund may seek to list its shares on another market, merge with another ETF, or redeem its shares at NAV.
Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy shares of the fund in the secondary market, and you may receive less than NAV when you sell those shares in the secondary market.
The market price of fund shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the fund shares. The bid/ask spread on ETF shares is likely to be larger on ETFs that are traded less frequently. In addition, in times of severe market disruption, the bid/ask spread can increase significantly. At those times, fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. The Adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.
Lack of Governmental Insurance or Guarantee. An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Portfolio holdings
A description of the funds’ policies and procedures with respect to the disclosure of a fund’s portfolio securities is available in the Statement of Additional Information.

Fund management
The investment adviser for the Schwab Fixed-Income ETFs is Charles Schwab Investment Management, Inc. (“CSIM” or the “Adviser”), 211 Main Street, San Francisco, CA 94105. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds®, Laudus Funds® and Schwab ETFs. The firm has more than $      billion under management. (All figures on this page are as of ___/___/___.)
As the investment adviser, the firm oversees the asset management and administration of the funds. As compensation for these services, the firm receives a management fee from the funds, expressed as a percentage of each fund’s average daily net assets.

Schwab U.S TIPS ETFtm	0.XX%
Schwab Short-Term U.S. Treasury ETFtm	0.XX%
Schwab Intermediate-Term U.S. Treasury ETFtm	0.XX%
A discussion regarding the basis for the Board of Trustees’ approval of the funds’ investment advisory agreements will be available in the funds’ first annual and/or semi-annual report.
Pursuant to the Investment Advisory Agreement between the Adviser and each fund, the Adviser will pay the operating expenses of the fund, excluding interest expense, taxes, any brokerage expenses, and extraordinary or non-routine expenses. The fund does not currently expect to incur any interest expense in the first year of operations.
Jeffrey Mortimer, CFA, senior vice president and chief investment officer of the Adviser, is responsible for the overall management of each of the funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.
Dustin Lewellyn, CFA, a managing director of the Adviser, oversees the investment adviser’s management of exchange traded funds (ETF(s)). Prior to joining the firm in May 2009, he worked for two years as director of ETF product management and development at a major financial institution focused on asset and wealth management. Prior to that, he was a portfolio manager for institutional clients at a financial services firm for three years. In addition, he held roles in portfolio operations and product management at a large asset management firm for more than 6 years.
Matthew Hastings, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 1999 and has worked in fixed-income asset management since 1996.
Steven Chan, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 1996 and has been performing portfolio analytic and operational support since 2004 prior to moving to his current role in 2007.
Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the funds is available in the Statement of Additional Information.
Distributor. The funds’ Distributor is SEI Investments Distribution Co. The Distributor, located at 1 Freedom Valley Drive, Oaks, PA 19456, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”). The Distributor distributes Creation Units for the funds and does not maintain a secondary market in shares of the funds.

Investing in the funds
On the following pages, you will find information on buying and selling shares. Most investors will invest in the funds through an intermediary by placing orders through their brokerage account at Charles Schwab & Co., Inc. (“Schwab”) or an account with another broker/dealer or other intermediary. Authorized Participants (as defined in “Purchase and redemption of creation units,” below) may invest directly in the funds by placing orders for Creation Units through the funds’ Distributor (direct orders). Helpful information on taxes is included as well.
Shares of the funds trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker most investors will incur customary brokerage commissions and charges. In addition, you may incur the cost of the “spread” — that is, any difference between the bid price and the ask price.
Shares of the funds trade under the following trading symbols:

Schwab U.S. TIPS ETFtm	XXXX
Schwab Short-Term U.S. Treasury ETFtm	XXXX
Schwab Intermediate-Term U.S. Treasury ETFtm	XXXX
Shares of the funds may be acquired or redeemed directly from the funds only in Creation Units or multiples thereof; as discussed in the “Creation and redemption” section below. Once created, shares of the funds trade in the secondary market in amounts less than a Creation Unit. The funds do not impose any minimum investment for shares of the funds purchased on an exchange or in the secondary market. Except when aggregated in Creation Units, shares are not redeemable by the funds.
Share trading prices
As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more (a premium) or less (a discount) than the NAV of such shares.
The approximate value of shares of the funds is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which the funds are listed or by other information providers. This approximate value should not be viewed as a “real-time” update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the funds. The funds and Adviser are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.
Determination of net asset value
The NAV of the funds’ shares is calculated as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time, on each day the NYSE is open for trading (each, a “Business Day”). NAV per share is calculated by dividing the funds’ net assets by the number of the funds’ shares outstanding.
In valuing their securities, the funds use market values if they are readily available. In cases where market values are not readily available, the funds may value securities based on fair values developed using methods approved by the funds’ Board of Trustees (described below). When valuing fixed income securities with remaining maturities of more than 60 days, the funds use the value of the security provided by pricing services. The pricing services may value fixed income securities at an evaluated price by employing methodologies that use actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. When valuing fixed income securities with remaining maturities of 60 days or less, a fund may use the security’s amortized cost, which approximates the security’s market value.
The funds’ Board of Trustees has adopted procedures, which include fair value methodologies, to fair value the funds’ securities when market prices are not “readily available” or are unreliable. For example, the funds may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. The funds’ fair value methodologies seek to ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. Generally, when fair valuing a security, the funds will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and specific market conditions and the specific facts giving rise to the need to fair value the security. The funds make fair value determinations in good faith and in accordance with the fair value methodologies included in the Board adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the funds could obtain the fair value assigned to the security upon the sale of such security.
Transactions in fund shares will be priced at NAV only if you purchase or redeem shares directly from the funds in Creation Units. Fund shares that are purchased or sold on a national securities exchange will be effected at prevailing market prices, which may be higher or lower than NAV, and may be subject to brokerage commissions and charges. As described below, purchases and redemptions of Creation Units will be priced at the NAV next determined after receipt of the purchase or redemption order.
Purchase and redemption of creation units
Creation and redemption
The shares that trade in the secondary market are “created” at NAV. The funds issue and redeem shares only in Creation Units, which are large blocks of shares, typically 50,000 shares or more. Only institutional investors, who have entered into an authorized participant agreement (known as “Authorized Participants”) may purchase or redeem Creation Units. Creation Units generally are issued and redeemed in exchange for a specified basket of securities approximating the holdings of the funds and a designated amount of cash. Each Business Day, prior to the opening of trading, the funds publish the specific securities and designated amount of cash included in that day’s basket for the funds through the National Securities Clearing Corporation (“NSCC”) or other method of public dissemination. The funds reserve the right to accept or pay out a basket of securities or cash that differs from the published basket. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received and deemed acceptable by the Distributor. Orders from Authorized Participants to create or redeem Creation Units will only be accepted on a Business Day and are also subject to acceptance by the funds and the Distributor.
Creations and redemptions must be made by an Authorized Participant or through a firm that is either a member of the Continuous Net Settlement System of the NSCC or a Depository Trust Company participant, and in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units is included in the funds’ Statement of Additional Information (“SAI”).
Authorized participants and the continuous offering of shares
Because new shares may be created and issued on an ongoing basis, at any point during the life of the funds, a “distribution,” as such term is used in the Securities Act of 1933 (“Securities Act”), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in them being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.
Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.
Creation and redemption transaction fees for creation units
The funds may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. The creation and redemption transaction fees applicable to the funds are listed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The standard fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. Purchasers and redeemers of Creation Units for cash will be subject to an additional variable charge up to four times the additional amount shown below under “Additional Creation/Redemption Transaction Fee” for each Creation Unit to offset the transaction costs to the funds of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the funds. From time to time, the Adviser may cover the cost of any transaction fees when believed to be in the best interests of the funds.
The following table shows, as of ___, 2010, the approximate value of one Creation Unit of the funds, including the standard and additional creation and redemption transaction fee. These fees are payable only by investors who purchase shares directly from the funds. Retail investors who purchase shares through their brokerage account will not pay these fees. Investors who use the services of a broker or other such intermediary may pay fees for such services.

		Standard	Additional
	Approximate Value	Creation/Redemption	Creation/Redemption
Name of Fund	of One Creation Unit	Transaction Fee	Transaction Fee
Schwab U.S. TIPS ETFtm	$ [___]	$ ___	$ ___
Schwab Short-Term U.S. Treasury ETFtm	$ [___]	$ ___	$ ___
Schwab Intermediate-Term U.S. Treasury ETFtm	$ [___]	$ ___	$ ___
Transaction policies
Policy regarding short-term or excessive trading. The funds have adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of fund shares. However, because the funds are ETFs, only Authorized Participants are authorized to purchase and redeem shares directly with the funds. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and help keep ETF trading prices in line with NAV, the funds accommodate frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for cash may increase index tracking error and portfolio transaction costs and may lead to realization of capital gains. Frequent in-kind creations and redemptions do not give rise to these concerns. The funds reserve the right to reject any purchase order at any time.
The funds reserve the right to impose restrictions on disruptive, excessive, or short-term trading. Such trading is defined by the funds as purchases and sales of fund shares in amounts and frequency determined by the funds to be significant and in a pattern of activity that can potentially be detrimental to the funds and their shareholders, such as by diluting the value of the shareholders’ holdings, increasing fund transaction costs, disrupting portfolio management strategy, incurring unwanted taxable gains, or forcing funds to hold excess levels of cash. The funds may reject purchase or redemption orders in such instances. The funds also impose a transaction fee on Creation Unit transactions that is designed to offset the funds’ transfer and other transaction costs associated with the issuance and redemption of the Creation Units. Although the funds have adopted policies and procedures designed to discourage disruptive, excessive or short-term trading, there can be no guarantee that the funds will be able to identify and restrict investors that engage in such activities or eliminate the risks associated with such activities. In addition, the decisions to restrict trading are inherently subjective and involve judgment in their application. The funds may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.
Investments by Registered Investment Companies. Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of the funds. Registered investment companies are permitted to invest in the funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Schwab Strategic Trust, including that such investment companies enter into an agreement with the funds.
Distributions and taxes
Any investment in the funds typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Because each person’s tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service (IRS) web site at www.irs.gov.
As a shareholder, you are entitled to your share of the dividends and gains your fund earns. Dividends from net investment income, if any, are generally declared and paid [annually for the Schwab U.S. TIPS ETF and monthly for the Schwab Short-Term U.S. Treasury ETF and Schwab Intermediate-Term U.S. Treasury Fund]. Distributions of net realized capital gains, if any, generally are declared and paid once a year, although the funds may do so more frequently as determined by the Board of Trustees. Although it is not generally expected, if the fund’s distributions exceed its realized taxable income and capital gains during a taxable year, then all or a portion of the distributions made during that year may be characterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold Each fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income or realized gains. Dividends and other distributions on shares of the funds are distributed on a pro rata basis to beneficial owners of such shares. During the fourth quarter of the year, typically in early November, an estimate of the funds’ year-end distribution, if any, may be made available on the funds’ website www.schwab.com/SchwabETFProspectus.
Unless you are investing through an IRA, 401(k) or other tax-advantaged retirement account, your fund distributions generally have tax consequences. Each fund’s net investment income and short-term capital gains are distributed as dividends and will be taxable as ordinary income. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the fund. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.
Generally, any sale of your shares is a taxable event. A sale of your shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. Absent further legislation, the reduced maximum rates on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if you purchase other substantially identical shares within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
At the beginning of every year, the funds provide shareholders with information detailing the tax status of any distributions the funds paid during the previous calendar year. Schwab customers also receive information on distributions and transactions in their monthly account statements.
Adjustments for inflation to the principal amount of an inflation-protected U.S. Treasury bond held by a fund may be included for tax purposes in a fund’s gross income, even though no cash attributable to such gross income has been received by the fund. In such event, a fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, a fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to a fund and additional capital gain distributions to fund shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by a fund may cause amounts distributed in the taxable year as income to be characterized as a return of capital.
If you are investing through a taxable account and purchase shares of the funds just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when the funds make a distribution, the share price is reduced by the amount of the distribution. You can avoid “buying a dividend,” as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.
Taxes on creation and redemption of creation units
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered and the cash component paid. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities and the amount of cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities for Creation Units should consult a tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if the funds’ shares (or securities surrendered) have been held for more than one year and as short-term capital gain or loss if the shares (or securities surrendered) have been held for one year or less.
If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.
Index provider
CSIM has entered into a license agreement with Barclay’s Capital Inc. to use the index. Fees payable under the license agreement are paid by CSIM. Barclay’s Capital Inc. has no obligation to continue to provide the indexes to CSIM beyond the term of the license agreement.
Disclaimers
The Schwab U.S. TIPS ETFTM, Schwab Short-Term U.S. Treasury ETFTM and Schwab Intermediate-Term U.S. Treasury ETFTM (the “funds”) are not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of a Barclays Capital Index to track general bond market performance. Barclays Capital’s only relationship to Charles Schwab Investment Management, Inc., the funds’ investment manager (“CSIM”), and the funds is the licensing of the Barclays Capital Index which is determined, composed and calculated by Barclays Capital without regard to CSIM or the funds. Barclays Capital has no obligation to take the needs of CSIM, the funds, or the owners of the funds into consideration in determining, composing or calculating the Barclays Capital Index. Barclays Capital is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the funds to be issued. Barclays Capital has no obligation or liability in connection with the administration, marketing or trading of the funds.
BARCLAYS CAPITAL SHALL HAVE NO LIABILITY TO THE FUNDS OR TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE INDICES OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDICES. BARCLAYS CAPITAL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY CSIM, THE OWNERS OF THE FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED OR FOR ANY OTHER USE. BARCLAYS CAPITAL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN. BARCLAYS CAPITAL SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY INDIRECT OR CONSEQUENTIAL DAMAGES, RESULTING FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN.
Shares of the funds are not sponsored, endorsed or promoted by NYSE Arca, Inc. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of the funds or any member of the public regarding the ability of a fund to track the total return performance of its underlying index or the ability of the underlying index to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any underlying index, nor in the determination of the timing of, prices of, or quantities of shares of the funds to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of the funds in connection with the administration, marketing or trading of the shares of the funds.
NYSE Arca shall have no liability for damages, claims, losses or expenses caused by any errors, omissions, or delays in calculating or disseminating any current index or portfolio value; the current value of the portfolio of securities required to be deposited to the funds; the amount of any dividend equivalent payment or cash distribution to holders of shares of the funds; net asset value; or other information relating to the creation, redemption or trading of shares of the funds, resulting from any negligent act or omission by NYSE Arca, or any act, condition or cause beyond the reasonable control of NYSE Arca, including, but not limited to, an act of God; fire; flood; extraordinary weather conditions; war; insurrection; riot; strike; accident; action of government; communications or power failure; equipment or software malfunction; or any error, omission or delay in the reporting of transactions in one or more underlying securities. NYSE Arca makes no warranty, express or implied, as to results to be obtained by any person or entity from the use of any underlying index or data included therein and NYSE Arca makes no express or implied warranties, and disclaims all warranties of merchantability or fitness for a particular purpose with respect to shares of the funds or any underlying index or data included therein.
The funds and CSIM do not guarantee the accuracy and/or the completeness of the indexes or any data included therein and shall have no liability for any errors, omissions, or interruptions therein. The funds and CSIM make no warranty, express or implied, as to results to be obtained by the funds, or any other person or entity from the use of indexes or any data included therein. The funds and CSIM make no express or implied warranties, and expressly disclaims all warranties, of merchantability or fitness for a particular purpose or use with respect to the indexes or any data included therein, without limiting any of the foregoing, in no event shall the funds and CSIM have any liability for any lost profits or indirect, punitive, special or consequential damages (including lost profits), even if notified of the possibility of such damages.

Notes
To learn more
This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.
Annual and semi-annual reports, which are mailed to current fund investors, contain more information about the funds’ holdings and detailed financial information about the funds. Annual reports also contain information from the funds’ managers about strategies, recent market conditions and trends and their impact on fund performance.
The Statement of Additional Information (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.
For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab ETFstm at 1-800-435-4000. In addition, you may visit Schwab ETFs web site at www.schwab.com/SchwabETFProspectus for a free copy of a prospectus, SAI or an annual or semi-annual report.
The SAI, the funds’ annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC’s web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds’ SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.
SEC File Number

Schwab Strategic Trust	811-22311
REGxxxxxFLT-00
Schwab U.S. ETFs
Prospectus
July ___, 2010
(CHARLES SCHWAB LOGO)

STATEMENT OF ADDITIONAL INFORMATION
Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF™	[TICKER AND EXCHANGE]
Schwab Short-Term U.S. Treasury ETF™	[TICKER AND EXCHANGE]
Schwab Intermediate-Term U.S. Treasury ETF™	[TICKER AND EXCHANGE]
July __, 2010
The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the funds’ prospectus, dated July ___, 2010 (as amended from time to time). To obtain a free copy of the prospectus, please contact Schwab ETFs at 1-800-435-4000. For TDD service call 1-800-345-2550. The prospectus also may be available on the Internet at: http://www.schwab.com/SchwabETFProspectus.
Each fund is a series of the Schwab Strategic Trust (the trust). The funds are part of the Schwab complex of funds.

INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND LIMITATIONS
CONTINUOUS OFFERING
MANAGEMENT OF THE FUNDS
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
INVESTMENT ADVISORY AND OTHER SERVICES
PORTFOLIO MANAGERS
BROKERAGE ALLOCATION AND OTHER PRACTICES
PROXY VOTING
DESCRIPTION OF THE TRUST
PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER DOCUMENTS AND PRICING OF SHARES
TAXATION
APPENDIX A- RATINGS OF INVESTMENT SECURITIES
APPENDIX B- DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES

INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND LIMITATIONS
Investment Objectives
Each fund’s investment objective is not fundamental and therefore may be changed by the funds’ board of trustees without shareholder approval.
The Schwab U.S. TIPS ETF™ seeks to track as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)sm.
The Schwab Short-Term U.S. Treasury ETF™ seeks to track as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital U.S. 1-3 Year Treasury Bond Index sm.
The Schwab Intermediate-Term U.S. Treasury ETF™ seeks to track as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital U.S. 3-10 Year Treasury Bond Index sm.
There is no guarantee the funds will achieve their investment objectives.
Description of Benchmark Indices
The Schwab U.S. TIPS ETF’s benchmark index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) sm, includes all publicly-issued U.S. Treasury inflation-protected securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value. TIPS are U.S. Government securities issued by the U.S. Treasury that generate principal and interest payments designed to adjust for and protect against inflation. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month. As of                     , 2010, there were                      issues in the index.
The Schwab Short-Term U.S. Treasury ETF’s benchmark index, Barclays Capital U.S. 1-3 Year Treasury Bond Indexsm, includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $250 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month. As of                     , 2010 there were ___ issues in the index.
The Schwab Intermediate-Term U.S. Treasury ETF’s benchmark index, Barclays Capital U.S. 3-10 Year Treasury Bond Indexsm, includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than ten years, are rated investment grade, and have $250 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month. As of                     , 2010, there were ___ issues in the index.
Index Providers and Disclaimers
The Schwab U.S. TIPS ETFTM, Schwab Short-Term U.S. Treasury ETFTM and Schwab Intermediate-Term U.S. Treasury ETFTM (the “funds”) are not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of a Barclays Capital Index to track general bond market performance. Barclays Capital’s only relationship to Charles Schwab Investment Management, Inc., the funds’ investment manager (“CSIM”) and the funds is the licensing of each Barclays Capital Index which is determined, composed and calculated by Barclays Capital without regard to the funds and the investment manager. Barclays Capital has no obligation to take the needs of the funds, the investment manager, or the owners of the funds into consideration in determining, composing or calculating a Barclays Capital Index. Barclays Capital is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the shares of the funds to be issued. Barclays Capital has no obligation or liability in connection with the administration, marketing or trading of the funds.
BARCLAYS CAPITAL SHALL HAVE NO LIABILITY TO THE FUNDS OR TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE INDICES OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDICES. BARCLAYS CAPITAL MAKES NO WARRANTY, EXPRESS OR

IMPLIED, AS TO RESULTS TO BE OBTAINED BY CSIM, THE FUNDS, OWNERS OF THE FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED OR FOR ANY OTHER USE. BARCLAYS CAPITAL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN. BARCLAYS CAPITAL SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY INDIRECT OR CONSEQUENTIAL DAMAGES, RESULTING FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN.
Shares of the funds are not sponsored, endorsed or promoted by NYSE Arca Inc. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of the funds or any member of the public regarding the ability of the funds to track the total return performance of any underlying index or the ability of the underlying index to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of an underlying index, nor in the determination of the timing of, prices of, or quantities of shares of the funds to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of the funds in connection with the administration, marketing or trading of the shares of the funds.
NYSE Arca shall have no liability for damages, claims, losses or expenses caused by any errors, omissions, or delays in calculating or disseminating any current index or portfolio value the current value of the portfolio of securities required to be deposited to the funds; the amount of any dividend equivalent payment or cash distribution to holders of shares of the funds; net asset value; or other information relating to the creation, redemption or trading of shares of the funds, resulting from any negligent act or omission by NYSE Arca, or any act, condition or cause beyond the reasonable control of NYSE Arca, including, but not limited to, an act of God; fire; flood; extraordinary weather conditions; war; insurrection; riot; strike; accident; action of government; communications or power failure; equipment or software malfunction; or any error, omission or delay in the reporting of transactions in one or more underlying securities. NYSE Arca makes no warranty, express or implied, as to results to be obtained by any person or entity from the use of any underlying index or data included therein and NYSE Arca makes no express or implied warranties, and disclaims all warranties of merchantability or fitness for a particular purpose with respect to shares of the funds or any underlying index or data included therein.
Fund Investment Policies
The Schwab U.S. TIPS ETF™ will, under normal circumstances, invest at least 90% of its net assets in the securities of its benchmark index. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes.
The Schwab Short-Term U.S. Treasury ETF™ will, under normal circumstances, invest at least 90% of its net assets in the securities of its benchmark index. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes.
The Schwab Intermediate-Term U.S. Treasury ETF™ will, under normal circumstances, invest at least 90% of its net assets in the securities of its benchmark index. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes.
Investments, Risks and Limitations
The following investment strategies, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund’s acquisition of such security or asset unless otherwise noted. Thus, except with respect to limitations on borrowing and futures and option contracts, any subsequent change in values, net assets or other circumstances does not require a fund to sell an investment if it could not then make the same investment.
Principal Investment Strategy Investments
Unless otherwise indicated, the following investments may be used as part of each fund’s principal investment strategy.
Diversification involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund is a series of an open-end investment management company with limited redeemability. The funds are diversified exchange traded funds. Diversification does not eliminate the risk of market loss.
Duration was developed as a more precise alternative to the concept of “maturity.” Traditionally, a debt obligation’s maturity has been used as a proxy for the sensitivity of the security’s price to changes in interest rates (which is the “interest rate risk” or

“volatility” of the security). However, maturity measures only the time until a debt obligation provides its final payment, taking no account of the pattern of the security’s payments prior to maturity. In contrast, duration incorporates a bond’s yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure. Duration is the magnitude of the change in the price of a bond relative to a given change in market interest rates. Duration management is one of the fundamental tools used by the investment adviser.
Duration is a measure of the expected life of a debt obligation on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, the time the principal payments are expected to be received, and weights them by the present values of the cash to be received at each future point in time. For debt obligations with interest payments occurring prior to the payment of principal, duration will usually be less than maturity. In general, all else being equal, the lower the stated or coupon rate of the interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of a fixed income security, the shorter the duration of the security.
Holding long futures or call option positions will lengthen the duration of a fund’s portfolio. Holding short futures or put options will shorten the duration of a fund’s portfolio. A swap agreement on an asset or group of assets may affect the duration of the portfolio depending on the attributes of the swap. For example, if the swap agreement provides a fund with a floating rate of return in exchange for a fixed rate of return, the duration of the fund would be modified to reflect the duration attributes of a similar security that the fund is permitted to buy.
There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating- and variable-rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by maturity is mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities’ interest rate exposure. Finally, the duration of the debt obligation may vary over time in response to changes in interest rates and other market factors.
Exchange Traded Funds (“ETFs”) such as the funds or Standard and Poor’s Depositary Receipts (“SPDRs”) Trust, are investment companies that typically are registered under the Investment Company Act of 1940 (“1940 Act”) as open-end fund as is the funds’ case or unit investment trusts (“UITs”). ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. Shares of an ETF may be bought and sold through the day at market prices, which may be higher or lower than the shares’ net asset value. An “index-based ETF” seeks to track the performance of an index holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of securities or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As with any exchange listed security, ETF shares purchased in the secondary market are subject to customary brokerage charges.
Indexing Strategies involve tracking the securities represented in, and therefore the performance of, an index. Each fund normally will invest primarily in the securities of its index. Moreover, each fund seeks to invest so that its portfolio performs similarly to that of its index. Each fund will seek a correlation between its performance and that of its index of 0.95 or better. Correlation for each fund is calculated daily, according to a mathematical formula (“R-squared”) that measures correlation between a fund’s portfolio and benchmark index returns. A perfect correlation of 1.0 is unlikely as the funds incur operating and trading expenses unlike their indices. The Board will monitor each fund’s correlation to its index on a periodic basis. If determined to be in the best interest of a fund and its shareholders, the Board may determine to substitute a different index for the index a fund currently tracks, such determination to be made by the Board based on its evaluation of all pertinent facts and circumstances, including the review of any period(s) of time for which a fund did not achieve its intended correlation and the reasons for such non-correlation. The Board has not established any particular time period of non-correlation that would cause the Board to automatically consider substituting a different index for the index a fund currently tracks.
Inflation Protected Securities (Principal investments for the Schwab U.S. TIPS ETF. Permissible non-principal investments for each other fund). Inflation protected securities are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Other issuers pay out the Consumer Price Index (CPI) accruals as part of a semiannual coupon. Inflation protected securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation protected bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond to be repaid at maturity may be less than the original principal amount and, therefore, is subject to credit risk.
The value of inflation protected bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation protected bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation protected bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation protected bonds is tied to the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers (CPI-U), published monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.
Any increase in principal for an inflation protected security resulting from inflation adjustments is considered by the IRS to be taxable income in the year it occurs. The fund’s distributions to shareholders include interest income and the income attributable to principal adjustments, both of which will be taxable to shareholders. The tax treatment of the income attributable to principal adjustments may result in the situation where a fund needs to make its required annual distributions to shareholders in amounts that exceed the cash received. As a result, a fund may need to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation protected security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.
The securities in Schwab U.S. TIPS benchmark index include all publicly-issued U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value. The securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
Interest Rates may rise and fall over time, and debt securities will experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. If interest rates move sharply in a manner not anticipated by the fund’s investment manager, the value of a fund’s debt securities could be adversely impacted and the fund could lose money. The value of debt securities in the funds can be expected to vary inversely with changes in prevailing interest rates. In general, debt securities with longer maturities will tend to react to interest rate changes more severely than shorter-term debt securities, but will generally offer greater rates of interest.
During periods of rising interest rates, the average life of certain debt securities is extended because of slower than expected principal payments. This may lock in below-market interest rates and extend the duration of these debt securities, making them more sensitive to changes in interest rates. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all. This is called credit risk. Debt instruments also may be subject to price volatility due to market perception of future interest rates, the creditworthiness of the issuer and general market liquidity (market risk).
Maturity of Investments will generally be determined using the portfolio securities’ final maturity dates. However for certain securities, maturity will be determined using the security’s effective maturity date. Except as discussed below, the effective maturity date for a security subject to a put or demand feature is the demand date, unless the security is a variable- or floating-rate security. If it is a variable-rate security, its effective maturity date is the earlier of its demand date or next interest rate change date. For variable rate securities not subject to a put or demand feature and floating-rate securities, the effective maturity date is the next interest rate change date. For an interest rate swap agreement, its effective maturity would be equal to the difference in the effective maturity of the interest rates “swapped.” Securities being hedged with futures contracts may be deemed to have a longer maturity, in the case of purchases of future contracts, and a shorter maturity, in the case of sales of futures contracts, than they would otherwise be deemed to have. In addition, a security that is subject to redemption at the option of the issuer on a particular date (“call date”), which is prior to, or in lieu of, the security’s stated maturity, may be deemed to mature on the call date rather than on its stated maturity date. The call date of a security will be used to calculate average portfolio maturity when the investment adviser reasonably anticipates, based upon information available to it, that the issuer will exercise its right to redeem the security. The average portfolio maturity of a fund is dollar-weighted based upon the amortized cost of a fund’s securities at the time of the calculation.
Money Market Securities are high-quality, short term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker’s acceptances, notes and time deposits. Certificates of deposit and time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. Banker’s acceptances are credit instruments evidencing a bank’s obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. Commercial paper consists of short term, unsecured promissory notes issued to finance short term credit needs.
Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or sold separately, sometimes called demand features or guarantees, which are agreements that allow the buyer to sell a security at a specified price and time to the seller or “put provider.” When a fund buys a put, losses could occur as a result of the costs of the put or if it exercises its rights under the put and the put provider does not perform as agreed.
A fund may keep a portion of its assets in cash for business operations. To reduce the effect this otherwise uninvested cash would have on its performance, a fund may invest in money market securities. A fund may also invest in money market securities to the extent it is consistent with its investment objective.
Securities Lending of portfolio securities is a common practice in the securities industry. A fund may engage in security lending arrangements. For example, a fund may receive cash collateral, and it may invest it in short term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities.
A fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other appropriate instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) a fund may at any time call the loan and obtain the return of the securities loaned; (3) a fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan).
Although voting rights with respect to loaned securities pass to the borrower, the lender retains the right to recall a security (or terminate a loan) for the purpose of exercising the security’s voting rights. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to a fund, it is expected that a fund will do so only where the items being voted upon are, in the judgment of the investment adviser, either material to the economic value of the security or threaten to materially impact the issuer’s corporate governance policies or structure.
Securities of Other Investment Companies. Investment companies generally offer investors the advantages of diversification and professional investment management, by combining shareholders’ money and investing it in securities such as stocks, bonds and money market instruments. Investment companies include: (1) open-end funds (commonly called mutual funds) that issue and redeem their shares on a continuous basis; (2) closed-end funds that offer a fixed number of shares, and are usually listed on an exchange; and (3) unit investment trusts that generally offer a fixed number of redeemable shares. Certain open-end funds, closed-end funds and unit investment trusts are traded on exchanges.
Investment companies may make investments and use techniques designed to enhance their performance. These may include delayed-delivery and when-issued securities transactions; swap agreements; buying and selling futures contracts, illiquid, and/or restricted securities and repurchase agreements; and borrowing or lending money and/or portfolio securities. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Also, investment companies charge fees and incur expenses.
The funds may buy securities of other investment companies in compliance with the requirements of federal law or any SEC exemptive order. A fund may invest in investment companies that are not registered with the SEC or privately placed securities of investment companies (which may or may not be registered), such as hedge funds. Unregistered funds are largely exempt from the regulatory requirements that apply to registered investment companies. As a result, unregistered funds may have a greater ability to make investments, or use investment techniques, that offer a higher potential investment return (for example, leveraging), but which may carry high risk. Unregistered funds, while not regulated by the SEC like registered funds, may be indirectly supervised by the financial institutions (e.g., commercial and investment banks) that may provide them with loans or other sources of capital. Investments in unregistered funds may be difficult to sell, which could cause a fund selling an interest in an unregistered fund to lose money. For example, many hedge funds require their investors to hold their investments for at least one year.
Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which a fund may invest in another investment company may be limited. With respect to investments in other mutual funds, the SEC has granted the funds an exemption from the limitations of the 1940 Act that restrict the amount of securities of underlying mutual funds a fund may hold, provided that certain conditions are met. The conditions requested by the SEC were designed to address certain abuses perceived to be associated with funds of funds, including unnecessary costs (such as sales loads, advisory fees and administrative costs), and undue influence by a fund of funds over the underlying fund. The conditions apply only when a fund and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.
Under the terms of the exemptive order, each fund and its affiliates may not control a non-affiliated underlying fund. Under the 1940 Act, any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a company is assumed to control that company. This limitation is measured at the time the investment is made.
U.S. Government Securities are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities, such as those issued by the Federal National Mortgage Association (known as Fannie Mae), Federal Home Loan Mortgage Corporation (known as Freddie Mac), the Student Loan Marketing Association (known as Sallie Mae), and the Federal Home Loan Banks, are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation. There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their yields and prices to fluctuate.
On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under these Senior Preferred Stock Purchase Agreements (SPAs), the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. On May 6, 2009, the U.S. Treasury increased its maximum commitment to each instrumentality under the SPAs to $200 billion per instrumentality. On December 24, 2009, the U.S. Treasury further amended the SPAs to allow the cap on Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae’s and Freddie Mac’s net worth through the end of 2012. At the conclusion of 2012, the remaining U.S. Treasury commitment will then be fully available to be drawn per the terms of the SPAs. In December 2009, the U.S. Treasury also amended the SPAs to provide Fannie Mae and Freddie Mac with some additional flexibility to meet the requirement to reduce their mortgage portfolios.
The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.
Non-Principal Investment Strategy Investments
The following investments may be used as part of each fund’s non-principal investment strategy:
Bankers’ Acceptances or notes are credit instruments evidencing a bank’s obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. A fund will invest only in bankers’ acceptances of banks that have capital, surplus and undivided profits in the aggregate in excess of $100 million.

Borrowing. A fund may borrow money from banks for any purpose in an amount up to 1/3 of the fund’s total assets. The funds also may borrow money for temporary purposes in an amount not to exceed 5% of the funds’ total assets. Provisions of the 1940 Act, as amended, require the funds to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of a fund’s total assets made for temporary purposes. Any borrowings for temporary purposes in excess of 5% of a fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the funds may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
A fund may borrow for temporary or emergency purposes; for example, a fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. The fund’s borrowings will be subject to interest costs. Borrowing can also involve leveraging when securities are purchased with the borrowed money. Leveraging creates interest expenses that can exceed the income from the assets purchased with the borrowed money. In addition, leveraging may magnify changes in the net asset value of a fund’s shares and in its portfolio yield. A fund will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission (“SEC”). If assets used to secure a borrowing decrease in value, a fund may be required to pledge additional collateral to avoid liquidation of those assets.
A fund may establish lines-of-credit (“lines”) with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by a fund within 60 days and is not extended or renewed. A fund may use the lines to meet large or unexpected redemptions that would otherwise force a fund to liquidate securities under circumstances which are unfavorable to a fund’s remaining shareholders. A fund will pay a fee to the bank for using the lines.
Certificates of Deposit or time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. A fund will invest only in certificates of deposit of banks that have capital, surplus and undivided profits in the aggregate in excess of $100 million.
Commercial Paper consists of short term, promissory notes issued by banks, corporations and other institutions to finance short term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.
Corporate Debt Securities are obligations issued by domestic corporations to raise money. They are basically “IOUs,” but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (“principal”) until it is paid back upon maturity.
Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Also, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates.
Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest.
Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all. This is called credit risk. Debt instruments also may be subject to price volatility due to market perception of future interest rates, the creditworthiness of the issuer and general market liquidity (market risk). Investment-grade debt securities are considered medium- or/and high-quality securities, although some still possess varying degrees of speculative characteristics and risks.
The funds will limit their investments in corporate debt securities to those that are rated investment-grade, which means that the securities are rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s Corporation, Moody’s Investors Service, Fitch, Inc. or Dominion Bond Rating Service, in one of the four highest rating categories (within which there may be sub-categories or gradations indicating relative standing). See Appendix A for a description of the ratings. The ratings of NRSROs represent their opinions as to the quality of the securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Further, NRSROs may have conflicts of interest relating to the issuance of a credit rating and such conflicts may affect the integrity of the credit rating process or the methodologies used to develop credit ratings for securities. Such conflicts may include, but are not limited to, NRSROs being paid by issuers or underwriters to determine the credit ratings with respect to the securities they issue or underwrite, NRSROs being paid by issuers and underwriters for services in addition to the

NRSROs determination of credit ratings; allowing persons with the NRSRO to directly own securities or money market instruments of, or having other direct ownership interests in, issuers or obligors subject to a credit rating determined by the NRSRO; and allowing persons within the NRSRO to have a business relationship that is more than an arms length ordinary course of business relationship with issuers or obligors subject to a credit rating determined by the NRSRO.
In addition, credit ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings given to securities at issuance do not necessarily represent ratings that would be given to these securities on a particular subsequent date. Accordingly, investors should note that the assignment of a rating to a security by a rating service may not reflect the effect of recent developments on the issuer’s ability to make interest and principal payments.
Credit and Liquidity Supports or enhancements may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by domestic entities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a fund.
Delayed-Delivery Transactions include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. A fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a security on a delayed-delivery basis, a fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could suffer losses.
Demand Features, which may include guarantees, are used to shorten a security’s effective maturity and/or enhance its creditworthiness. If a demand feature provider were to refuse to permit the feature’s exercise or otherwise terminate its obligations with respect to such feature, however, the security’s effective maturity may be lengthened substantially, and/or its credit quality may be adversely impacted. In either event, a fund may experience an increase in share price volatility. This also could lengthen a fund’s overall average effective maturity.
Derivative Instruments are commonly defined to include securities or contracts whose values depend on (or “derive” from) the value of one or more other assets such as securities, currencies, or commodities. These “other assets” are commonly referred to as “underlying assets.” The types of derivatives that may be used by the funds are futures, swaps, options, and options on futures. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. An option is the right to buy or sell an instrument at a specific price before a specific date.
A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Options and forward contracts are considered to be the basic “building blocks” of derivatives. For example, forward-based derivatives include forward contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and applying these structures to a wide range of underlying assets. Risk management strategies include investment techniques designed to facilitate the sale of portfolio securities, manage the average duration of the portfolio or create or alter exposure to certain asset classes, such as equity, other debt or foreign securities.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as credit risk, market risk and liquidity risk, are discussed in the funds’ prospectus. A fund’s use of derivatives may also give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. A fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gain. These risks could cause the funds to lose more than the principal amount invested.

Fixed Time Deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties, which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A fund will not invest in fixed time deposits, which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.
Futures Contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. A fund may purchase and sell futures contracts based on securities, securities indices and foreign currencies, interest rates, or any other futures contracts traded on U.S. exchanges or boards of trade that the Commodities Future Trading Commission (“CFTC”) licenses and regulates on foreign exchanges. Consistent with CFTC regulations, the trust has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.
A fund must maintain a small portion of its assets in cash to process shareholder transactions in and out of it and to pay its expenses. To reduce the effect this otherwise uninvested cash would have on its performance, a fund may purchase futures contracts. Such transactions allow a fund’s cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. Also, a fund may purchase or sell futures contracts on a specified foreign currency to “fix” the price in U.S. dollars of the foreign security it has acquired or sold or expects to acquire or sell. A fund may enter into futures contracts for other reasons as well.
When buying or selling futures contracts, a fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as “initial margin” and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as “variation margin” may be made daily, if necessary, as the value of the futures contracts fluctuate. This process is known as “marking-to-market.” The margin amount will be returned to a fund upon termination of the futures contracts assuming all contractual obligations are satisfied. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage. To avoid this, a fund will earmark or segregate assets for any outstanding futures contracts as may be required under the federal securities laws.
While a fund intends to purchase and sell futures contracts to simulate full investment, there are risks associated with these transactions. Adverse market movements could cause a fund to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if a fund had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, a fund incurs transaction costs (i.e. brokerage fees) when engaging in futures trading. To the extent a fund also invests in futures to simulate full investment, these same risks apply.
When interest rates are rising or securities prices are falling, a fund may seek, through the sale of futures contracts, to offset a decline in the value of their current portfolio securities. When rates are falling or prices are rising, a fund, through the purchase of futures contracts, may attempt to secure better rates or prices than might later be available in the market when they effect anticipated purchases.
Futures contracts normally require actual delivery or acquisition of an underlying security or cash value of an index on the expiration date of the contract. In most cases, however, the contractual obligation is fulfilled before the date of the contract by buying or selling, as the case may be, identical futures contracts. Such offsetting transactions terminate the original contracts and cancel the obligation to take or make delivery of the underlying securities or cash. There may not always be a liquid secondary market at the time a fund seeks to close out a futures position. If a fund is unable to close out its position and prices move adversely, a fund would have to continue to make daily cash payments to maintain its margin requirements. If a fund had insufficient cash to meet these requirements it may have to sell portfolio securities at a disadvantageous time or incur extra costs by borrowing the cash. Also, a fund may be required to make or take delivery and incur extra transaction costs buying or selling the underlying securities. A fund seeks to reduce the risks associated with futures transactions by buying and selling futures contracts that are traded on national exchanges or for which there appears to be a liquid secondary market.

With respect to futures contracts that are not legally required to “cash settle,” a fund may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contracts. With respect to futures contracts that are required to “cash settle,” however, a fund is permitted to set aside or earmark liquid assets in an amount equal to the fund’s daily marked to market (net) obligation, if any, (in other words, the fund’s daily net liability, if any) rather than the market value of the futures contracts. By setting aside assets or earmarking equal to only its net obligation under cash-settled futures, a fund will have the ability to employ leverage to a greater extent than if the fund were required to set aside or earmark assets equal to the full market value of the futures contract.
Illiquid Securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business within seven days at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board of Trustees. Each fund may not invest more than 15% of its net assets in illiquid securities. In the event that a subsequent change in net assets or other circumstances cause a fund to exceed this limitation, the fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.
In making liquidity determinations before purchasing a particular security, the Adviser considers a number of factors including, but not limited to: the nature and size of the security; the number of dealers that make a market in the security; and data which indicates that a security’s price has not changed for a period of a week or longer. After purchase, it is the Adviser’s policy to maintain awareness of developments in the marketplace that could cause a change in a security’s liquid or illiquid status. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
Interfund Borrowing and Lending. A fund may borrow money from and/or lend money to other funds/portfolios in the Schwab complex, including traditional mutual funds/portfolios not discussed in this SAI or in the corresponding prospectus. All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. These conditions include, for example, that a fund’s participation in the credit facility must be consistent with its investment policies and limitations and organizational documents; no fund may lend to another fund through the interfund lending facility if the loan would cause the aggregate outstanding loans through the credit facility to exceed 15% of the lending fund’s current net assets at the time of the loan; and that a fund’s interfund loans to any one fund shall not exceed 5% of the lending fund’s net assets. With respect to the funds discussed in this SAI, a fund lending to another fund may forego gains which could have been made had those assets been invested in securities of its applicable underlying index. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees.
Promissory Notes are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.
Puts are agreements that allow the buyer to sell a security at a specified price and time to the seller or “put provider.” When a fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. If a put provider fails to honor its commitment upon a fund’s attempt to exercise the put, a fund may have to treat the security’s final maturity as its effective maturity. If that occurs, the security’s price may be negatively impacted, and its sensitivity to interest rate changes may be increased, possibly contributing to increased share price volatility for a fund. This also could lengthen a fund’s overall average effective maturity.
Repurchase Agreements are instruments under which a buyer acquires ownership of certain securities (usually U.S. government securities) from a seller who agrees to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the buyer’s holding period. Any repurchase agreements a fund enters into will involve a fund as the buyer and banks or broker-dealers as sellers. The period of repurchase agreements is usually short — from overnight to one week, although the securities collateralizing a repurchase agreement may have longer maturity dates. Default by the seller might cause a fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. A fund also may incur disposition costs in liquidating the collateral. In the event of a bankruptcy or other default of a repurchase agreement’s seller, a fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. A fund will make payment under a repurchase agreement only upon physical delivery or evidence of book entry transfer of the collateral to the account of its custodian bank. Repurchase agreements are the economic equivalents of loans.
Restricted Securities are securities that are subject to legal restrictions on their sale. Restricted securities may be considered to be liquid if an institutional or other market exists for these securities. In making this determination, a fund, under the direction and supervision of the Board of Trustees will take into account various factors, including: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent a fund invests in restricted securities that are deemed liquid, its general level of illiquidity may be increased if qualified institutional buyers become uninterested in purchasing these securities.
Stripped Securities are securities whose income and principal components are detached and sold separately. Stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by the Federal Reserve Bank are obligations of the U.S. Treasury. Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping; the custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells. There are two types of stripped securities: coupon strips, which refer to the zero coupon bonds that are backed by the coupon payments; and principal strips, which are backed by the final repayments of principal. Unlike coupon strips, principal strips do not accrue a coupon payment. They are sold at a discounted price and accrete up to par. An investor in a principal strip would only need to pay capital gains tax on the principal strip.
The funds may invest in U.S. Treasury bonds that have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest on zero coupon bonds is accrued and paid at maturity rather than during the term of the security. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but it is not actually received until maturity, a fund may have to sell other securities to pay accrued dividends prior to the maturity of the zero coupon obligation.
Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity of such securities. The discount reflects the current value of the deferred interest and is amortized as interest income over the life of the securities; it is taxable even though there is no cash return until maturity.
Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately.
While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, i.e., the risk of subsequently investing the periodic interest payments at a lower rate than that of the security currently held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.
Variable and Floating Rate Debt Securities pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security’s value.
Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional and may be subject to termination if the issuer’s credit rating falls below investment grade or if the issuer fails to make payments on other debt. While most variable-rate demand securities allow a fund to exercise its demand rights at any time, some such securities may only allow a fund to exercise its demand rights at certain times, which reduces the liquidity usually associated with this type of security. A fund could suffer losses in the event that the demand feature provider, usually a bank, fails to meet its obligation to pay the demand.
Investment Limitations
The investment limitations below may be changed only by vote of a majority of the outstanding voting securities of the applicable fund. Under the 1940 Act, a “vote of a majority of the outstanding voting securities” of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

EACH FUND MAY NOT:
1)	Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2)	Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3)	Purchase or sell commodities, commodities contracts or real estate, lend or borrow money, issue senior securities, underwrite securities issued by others, or pledge, mortgage or hypothecate any of its assets, except as permitted by (or not prohibited by) the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.
BORROWING. The 1940 Act restricts an investment company from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets). Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a “senior security” within the meaning of Section 18(f) of the 1940 Act, shall not be regarded as borrowings for the purposes of a fund’s investment restriction.
CONCENTRATION. The SEC has defined concentration as investing 25% or more of an investment company’s total assets in an industry or group of industries, with certain exceptions such as with respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or tax-exempt obligations of state or municipal governments and their political subdivisions.
DIVERSIFICATION. Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by a fund.
LENDING. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.
REAL ESTATE. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate, but does require that every investment company have the fundamental investment policy governing such investments. Each fund has adopted the fundamental policy that would permit direct investment in real estate. However, each fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of a fund’s Board of Trustees.
SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. The 1940 Act generally prohibits a fund from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, and firm commitment agreements, when such investments are “covered” or with appropriate earmarking or segregation of assets to cover such obligations.
UNDERWRITING. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.
THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

EACH FUND MAY NOT:
1)	Invest more than 15% of its net assets in illiquid securities.
2)	Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).
3)	Purchase securities on margin, except such short term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.
4)	Borrow money except that a fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).
5)	Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).
6)	Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries (except that each fund may purchase securities to the extent that the index the fund is designed to track is also so concentrated).
7)	Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that a fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs); (ii) purchase securities of companies that deal in precious metals or interests therein; and (iii) purchase, sell and enter into futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments.
Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of a fund’s acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing and futures and option contracts, any subsequent change in net assets or other circumstances does not require a fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a fund to exceed its limitation, a fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.
CONTINUOUS OFFERING
The funds offer and issue shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (“Creation Units”). The method by which Creation Units are created and trade may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933 the (“Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the fund’s distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

MANAGEMENT OF THE FUNDS
The funds are overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of the fund. The trustees met [XXX] times during the most recent fiscal year.
Certain trustees are “interested persons.” A trustee is considered an interested person of the trust under the 1940 Act if he or she is an officer, director, or an employee of Charles Schwab Investment Management, Inc. (“CSIM”) or Charles Schwab & Co., Inc. (“Schwab”). A trustee also may be considered an interested person of the trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation, a publicly traded company and the parent company of CSIM.
As used herein the term “Family of Investment Companies” collectively refers to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios, Schwab Capital Trust and Schwab Strategic Trust which, as of                     , 20___, included XX funds.
The tables below provide information about the trustees and officers for the trust. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Strategic Trust, Schwab Annuity Portfolios, Laudus Trust, and Laudus Institutional Trust. As of                     , 20___, the Fund Complex included XX funds. The mailing address of each of the trustees is c/o Schwab Strategic Trust, 211 Main Street, San Francisco, CA 94105.

		Number
		of
Name, Address[1] and		Portfolios
Year of Birth; (Term		in Fund
of Office and Length	Principal Occupation(s) During Past Five	Complex	Other Directorships Held by
of Time Served)	Years	Overseen	Trustee During the Past Five Years
Independent Trustees:

Robert W. Burns[4] 1959 (10/09 —present)	Retired. From 1987 – 2008: Managing Director, PIMCO (investment adviser); From 1994 – 2008: President and Trustee, PIMCO Funds (investments), and from 2007 – 2008 Chairman of PIMCO Strategic Global Government Fund, Inc (investments).	11	Board 1 — Independent Director and Chairman of Corporate Governance/Nominating Committee, PS Business Parks, Inc.

Mark A. Goldfarb[4] 1952 (10/09 —present)	Founder and Managing Director, SS&G Financial Services (financial services firm).	11	Not Applicable.

Charles A. Ruffel[4] 1956 (10/09 —present)	Advisor, Asset International, Inc. (provider of financial services information). Chief Executive Officer and Founder, Asset International, Inc. Until 2008, Managing Partner and Co-Founder, Kudu Advisors, LLC.	11	Not Applicable.

Interested Trustee:

Walter W. Bettinger II2 1960 Trustee (10/09 —present)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc., principal underwriter to the funds, and The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank.	77	Not Applicable.

	Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.

	From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.

NAME, YEAR OF BIRTH, AND
POSITION(S) WITH THE TRUST;
(TERM OF OFFICE AND LENGTH OF	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
TIME SERVED3)	YEARS
OFFICERS

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Strategic Trust since 2009.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002 — present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisers, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Until 2006, Chief Legal Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Legal Officer and Secretary, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Jeffrey M. Mortimer 1963 Senior Vice President and Chief Investment Officer — Equities and Fixed Income (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President and Chief Investment Officer — Equities & Fixed Income, Charles Schwab Investment Management, Inc.; President, Chief Executive Officer and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Strategic Trust since 2009.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., and Laudus Trust and Laudus Institutional Trust. Since 2006, Vice President, Chief Legal Officer and Clerk of Laudus Trust and Laudus Institutional Trust; Vice President, Schwab Funds.

Michael Haydel 1972 Vice President (Officer of Schwab Strategic Trust since 2009.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust, and Laudus Institutional Trust.

1	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Trust’s retirement policy requires that independent trustees retire by December 31 of the year in which the Trustee turns 72 or the Trustee’s twentieth year of service as an independent trustee, whichever comes first.

2	Mr. Bettinger is an Interested Trustee because he is an employee of Schwab and/or the investment adviser. In addition to his employment with the investment adviser and Schwab, Mr. Bettinger also owns stock of The Charles Schwab Corporation.

3	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

4	Member of the Audit and Compliance Committee and Nominating Committee.
Board of Trustees Leadership Structure and Risk Oversight
The Board of Trustees of the trust is responsible for oversight of the management of the funds, which includes oversight of service providers to the funds, such as the funds’ investment adviser. The Chairman of the Board of Trustees, Walter W. Bettinger, II, is

Chief Executive Officer of The Charles Schwab Corporation and an interested person of the funds as that term is defined in the Investment Company Act of 1940. The funds do not have a single lead independent trustee. The Board of Trustees is comprised of a super-majority (75 percent) of trustees who are not interested persons of the funds (i.e., “independent trustees”). There is an Audit and Compliance Committee of the Board that is chaired by an independent trustee and comprised solely of independent trustees. The Audit and Compliance Committee chair presides at Committee meetings, participates in formulating agendas for those meetings, and coordinates with management to serve as a liaison between the independent trustees and management on matters within the scope of the responsibilities of the Committee as set forth in its Board-approved charter. The funds have determined that this leadership structure is appropriate given the specific characteristics and circumstances of the funds. The funds made this determination in consideration of, among other things, the fact that the independent trustees of the funds constitute a super-majority of the Board, the number of funds overseen by the Board, and the total number of trustees on the Board.
The Board of Trustees’ role in the risk oversight of the funds consists of monitoring risks identified during regular and special reports to the Audit and Compliance Committee of the Board, as well as regular and special reports to the full Board. In addition to monitoring such risks, the Audit and Compliance Committee and the Board oversee efforts by management and service providers to manage risks to which the funds may be exposed. For example, the Audit and Compliance Committee meets with the funds’ Chief Compliance Officer and Chief Financial Officer and receives regular reports regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The full Board meets with portfolio managers and other members of management and receives reports regarding investment risks of the portfolios and risks related to distribution of the funds’ shares. Oversight of compliance risks also is within the purview of the Committee and the full Board. From their review of these reports and discussions with management, the Committee and Board learn in detail about the material risks of the funds, thereby facilitating a dialogue with management about how management and service providers mitigate those risks.
Individual Director Qualifications
The Board has concluded that each of the trustees should initially and continue to serve on the board because of (i) their ability to review and understand information about the funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management regarding material factors bearing on the management of the funds, and to exercise their business judgment in a manner that serves the best interests of the funds’ shareholders and (ii) the trustee’s experience, qualifications, attributes and skills as described below.
The Board has concluded that Mr. Bettinger should serve as trustee of the funds because of the experience he has gained as president and chief executive officer of The Charles Schwab Corporation, his knowledge of and experience in the financial services industry, and the experience he has gained serving as trustee of the funds since 2009 and of the Schwab Funds since 2008.
The Board has concluded that Mr. Burns should serve as trustee of the funds because of the experience he gained serving as a former managing director of a mutual fund management company and former president and trustee of certain mutual funds managed by that company, his experience in and knowledge of the financial services industry, and the experience he has gained serving as trustee of the funds since 2009.
The Board has concluded that Mr. Goldfarb should serve as trustee of the funds because of the experience he has gained as founder of a financial services and independent public accounting firm, his experience in and knowledge of public company accounting and auditing, and the experience he has gained serving as trustee of the funds since 2009.
The Board has concluded that Mr. Ruffel should serve as trustee of the funds because of the experience he gained as the founder and former chief executive officer of a publisher and information services firm specializing in the retirement plan industry, his experience in and knowledge of the financial services industry, and the experience he has gained serving as trustee of the funds since 2009.
In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds. Moreover, references to the qualifications, attributes and skills of trustees are pursuant to requirements of the Securities and Exchange Commission, do not constitute holding out of the Board or any trustee as having any special expertise or experience, and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Trustee Committees
The Board of Trustees has established certain committees and adopted Committee charters with respect to those committees, each as described below.
The trust has a standing Audit and Compliance Committee. The members of the Audit and Compliance Committee are identified above. The function of the Audit and Compliance Committee is to provide oversight responsibility for the integrity of the trust’s financial reporting processes and compliance policies, procedures and processes, and for the trust’s overall system of internal controls. The charter directs that the Audit and Compliance Committee must meet 4 times annually, with additional meetings as the Audit and Compliance Committee deems appropriate. The Audit and Compliance Committee met [XXX] times during the most recent fiscal year.
The trust also has a Nominating Committee that is composed of all the Independent Trustees, which meets as often as deemed appropriate by the Nominating Committee for the primary purpose of selecting and nominating candidates to serve as members of the Board of Trustees. The Governance Committee is also responsible for selecting and nominating candidates to serve as Trustees. The Governance Committee does not have a policy with respect to consideration of candidates for Trustee submitted by shareholders. However, if the Governance Committee determined that it would be in the best interests of the trust to fill a vacancy on the Board of Trustees, and a shareholder submitted a candidate for consideration by the Board of Trustees to fill the vacancy, the Governance Committee would evaluate that candidate. The Governance Committee met [XX] times during the most recent fiscal year. The charter directs that the Nominating Committee meet at such times and with such frequency as is deemed necessary or appropriate by the Nominating Committee.
Trustee Compensation
The following table provides estimated trustee compensation for the fiscal year ending August 31, 2010. Certain information provided relates to the Fund Complex, which included XX funds as of                     , 20___.

	($)
	Estimated Aggregate Compensation from the Funds
			Schwab
		Schwab	Intermediate-	($)
	Schwab U.S.	Short-Term	Term U.S.	Estimated Total
	TIPS	U.S. Treasury	Treasury	Compensation from
Name of Trustee	ETF™	ETF™	ETF™	Fund Complex
Interested Trustee
Walter W. Bettinger II	$0	$0	$0	$0
Independent Trustees
Robert W. Burns	$6,250	$6,250	$6,250	$50,000
Mark A. Goldfarb	$6,250	$6,250	$6,250	$50,000
Charles A Ruffel	$6,250	$6,250	$6,250	$50,000
Securities Beneficially Owned By Each Trustee
The following tables provide each trustee’s equity ownership of the funds and ownership of all registered investment companies overseen by each trustee in the Family of Investment Companies as of December 31, 2009. As of December 31, 2009, the Family of Investment Companies included 69 funds.

Dollar Range of Trustee Ownership
of Equity Securities in the fund
			Schwab	Aggregate Dollar
		Schwab	Intermediate-	Range of Trustee
	Schwab U.S.	Short-Term	Term U.S.	Ownership in the
	TIPS	U.S. Treasury	Treasury	Family of Investment
Name of Trustee	ETF™	ETF™	ETF™	Companies
Interested Trustee
Walter W. Bettinger II	None	None	None	Over $100,000
Independent Trustees
Robert W. Burns	None	None	None	None
Mark A. Goldfarb	None	None	None	None
Charles A Ruffel	None	None	None	None

Code of Ethics
The funds, the investment adviser and the distributor have adopted Codes of Ethics as required under the 1940 Act. Subject to certain conditions or restrictions, the Codes of Ethics permit the trustees, directors, officers or advisory representatives of the funds or the investment adviser or the directors or officers of the distributor to buy or sell directly or indirectly securities for their own accounts. This includes securities that may be purchased or held by the funds. Securities transactions by some of these individuals may be subject to prior approval of each entity’s Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of                     , 20___, the officers and trustees of the trust, as a group, owned, of record or beneficially, less than 1% of the outstanding voting securities of the funds.
As of                     , 20___, no persons or entities owned, of record or beneficially, more than 5% of the outstanding voting securities of any fund.
INVESTMENT ADVISORY AND OTHER SERVICES
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, 211 Main Street, San Francisco CA 94105, serves as the funds’ investment adviser pursuant to Investment Advisory Agreements (Advisory Agreement) between it and the trust. Charles R. Schwab is the founder, Chairman and Director of the Charles Schwab Corporation. As a result of his ownership and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of CSIM.
Advisory Agreement
A fund’s Advisory Agreement must be specifically approved initially for a 2 year term, and after the expiration of the 2 year term, at least annually thereafter (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the Advisory Agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
Each year, the Board of Trustees will call and hold a meeting to decide whether to renew the Advisory Agreement between the trust and CSIM with respect to any existing funds in the trust. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the funds’ investment adviser, as well as extensive data provided by third parties.
As described below, the investment adviser is entitled to receive a fee from the funds expressed as a percentage of each fund’s average daily net assets, payable monthly, for its advisory and administrative services to the funds. The funds are new and have not yet paid any fees to CSIM.

FUND	FEE
Schwab U.S. TIPS ETF™	XXX
Schwab Short-Term U.S. Treasury ETF™	XXX
Schwab Intermediate-Term U.S. Treasury ETF™	XXX
Pursuant to the Advisory Agreement, the Adviser is responsible for substantially all expenses of the funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding interest expense and taxes, brokerage expenses, and extraordinary or non-routine expenses. The funds do not currently expect to incur any interest expense in the first year of operations.
Distributor
SEI Investments Distribution Co. (the “Distributor”) is the principal underwriter and distributor of shares of the funds. Its principal address is 1 Freedom Valley Drive, Oaks, PA 19456. The Distributor has entered into an agreement with the trust pursuant to which it distributes shares of the funds (the “Distribution Agreement”). The Distributor continually distributes shares of the funds on a best effort basis. The Distributor has no obligation to sell any specific quantity of fund shares. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter in accordance with the 1940 Act. Shares are continuously offered for sale by the funds through the Distributor only in Creation Units, as described in the funds’ prospectus. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. The Distributor is not affiliated with the trust, CSIM, or any stock exchange.
The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days prior written notice to the other party. The Distribution Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).
Transfer Agent
State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111, serves as the funds’ transfer agent. As part of these services, the firm maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
Custodian and Fund Accountants
State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111, serves as custodian and accountant for the funds.
The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.
Independent Registered Public Accounting Firm
The funds’ independent registered public accounting firm,                                          audits and reports on the annual financial statements of the funds and reviews certain regulatory reports and the funds’ federal income tax return. They also perform other professional, accounting, auditing, tax and advisory services when the trust engages them to do so. Their address is                                          .
Legal Counsel
Morgan, Lewis & Bockius LLP represents the trust with respect to certain legal matters.
PORTFOLIO MANAGERS
Other Accounts. Each portfolio manager (collectively referred to as the “Portfolio Managers”) is responsible for the day-to-day management of certain other accounts, as listed below. The accounts listed below are not subject to a performance-based advisory fee. The information below is provided as of                     , 2010

	Registered Investment
	Companies
	(this amount does not include
	the funds in this Statement of		Other Pooled
	Additional Information)		Investment Vehicles		Other Accounts
	Number of		Number of	Total	Number of
Name	Accounts	Total Assets	Accounts	Assets	Accounts	Total Assets
Jeffrey Mortimer	69	$211,423,182,546	0	0	3,719	$562,387,755
Dustin Lewellyn	0	$0	0	0	0	0
Matthew Hastings	0	$0	0	0	0	0
Steven Chan	0	$0	0	0	0	0
Conflicts of Interest. A Portfolio Manager’s management of other accounts may give rise to potential conflicts of interest in connection with its management of the funds’ investments, on the one hand, and the investments of the other accounts, on the other. These other accounts include separate accounts and other mutual funds advised by CSIM (collectively, the “Other Managed Accounts”). The Other Managed Accounts might have similar investment objectives as the funds, track the same index the funds track or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the funds. While the Portfolio Managers’ management of Other Managed Accounts may give rise to the potential conflicts of interest listed below, CSIM does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, CSIM believes it has adopted policies and procedures that are designed to manage those conflicts in an appropriate way.
Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the Portfolio Managers’ day-to-day management of the funds. Because of their positions with the funds, the Portfolio Managers know the size, timing, and possible market impact of fund trades. It is theoretically possible that the Portfolio Managers could use this information to the advantage of the Other Managed Accounts they manage and to the possible detriment of the funds. However, CSIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. Moreover, with respect to an index fund, which seeks to track its benchmark index, much of this information is publicly available. When it is determined to be in the best interest of both accounts, the Portfolio Managers may aggregate trade orders for the Other Managed Accounts, excluding Managed Account Connection, with those of the funds. All aggregated orders are subject to CSIM’s aggregation and allocation policy and procedures, which provide, among other things, that (i) a Portfolio Manager will not aggregate orders unless he or she believes such aggregation is consistent with his or her duty to seek best execution; (ii) no account will be favored over any other account; (iii) each account that participates in an aggregated order will participate at the average security price with all transaction costs shared on a pro-rata basis; and (iv) if the aggregated order cannot be executed in full, the partial execution is allocated pro-rata among the participating accounts in accordance with the size of each account’s order.
Investment Opportunities. A potential conflict of interest may arise as a result of the Portfolio Managers’ management of the funds and Other Managed Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors the Other Managed Accounts over the funds, which conflict of interest may be exacerbated to the extent that CSIM or the Portfolio Managers receive, or expect to receive, greater compensation from their management of the Other Managed Accounts than the funds. Notwithstanding this theoretical conflict of interest, it is CSIM’s policy to manage each account based on its investment objectives and related restrictions and, as discussed above, CSIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions. For example, while the Portfolio Managers may buy for an Other Managed Account securities that differ in identity or quantity from securities bought for the fund or refrain from purchasing securities for an Other Managed Account that they are otherwise buying for the fund in an effort to outperform its specific benchmark, such an approach might not be suitable for the fund given its investment objectives and related restrictions.
Compensation. Schwab compensates each CSIM Portfolio Manager for his or her management of the funds. Each portfolio manager’s compensation consists of a fixed annual (“base”) salary and a discretionary bonus. The base salary is determined considering compensation payable for a similar position across the investment management industry and an evaluation of the individual portfolio manager’s overall performance such as the portfolio manager’s contribution to the firm’s overall investment process, being good corporate citizens, and contributions to the firm’s asset growth and business relationships. The discretionary bonus is determined in accordance with the CSIM Equity and Fixed Income Portfolio Management Incentive Plan (the “Plan”), which is designed to reward consistent and superior investment performance relative to established benchmarks and/or industry peer groups. The Plan is an annual incentive plan that, at the discretion of Executive Management, provides quarterly advances against the corporate component of the Plan at a fixed rate that is standard for the portfolio manager’s level. Meanwhile, the portion of the incentive tied to fund performance is paid in its entirety following the end of the Plan year (i.e. the Plan does not provide advances against the portion of the Plan tied to fund performance) at management’s discretion based on their determination of whether funds are available under the Plan as well as factors such as the portfolio manager’s contribution to the firm’s overall investment process, being good corporate citizens, and contribution to the firm’s asset growth and business relationships.
The Plans consist of two independent funding components: fund investment performance and Schwab’s corporate performance. For the Plan, 50% of the funding is based on fund investment performance and 50% of the funding is based on Schwab’s corporate performance. Funding for this Plan is allocated to the portfolio managers by the CSIM senior management. This allocation takes into account fund performance as well as the portfolio manager’s leadership, teamwork, and contribution to CSIM goals and objectives.
•	Fund Investment Performance

Investment Performance will be determined based on each fund’s performance relative to an established industry peer group or benchmark. The peer group or benchmark will be determined by the CSIM “Peer Group Committee” comprised of officer representation from CSIM Product Development, Fund Administration and SCFR (Schwab Center for Financial Research) and approved by CSIM’s President and CSIM’s Chief Investment Officer. The peer group is reviewed on a regular basis and is subject to change in advance of each performance period (calendar year). Any changes will be communicated to affected participants as soon as is reasonably possible following the decision to change peer group or benchmark composition.

Passive Strategies
CSIM Performance Reporting will use gross performance comparisons to benchmark as the basis for the fund investment performance measurement for funds with passive strategies. The methodology will utilize ex-ante tracking-error as set by the CSIM Investment Policy Committee and reflect incentives for minimizing fund tracking-error.
Active Strategies
CSIM Performance Reporting will use either peer group/category rankings or a risk adjusted performance measure as the basis for the fund investment performance measurement for funds with active strategies.
The CSIM Investment Policy Committee reviews peer groups/category rankings on a regular basis in advance of each performance period. Peer group/category rankings will be based on the Z-score relative to the peer group.
The risk adjusted performance measure utilizes annual ex-ante tracking-error guidelines, as set by the CSIM Investment Policy Committee, and then applies an information ratio adjustment to the value. An information ratio is a ratio of portfolio returns above the returns of a benchmark (usually an index) to the volatility of those returns. This ratio typically represents funds that have top third performance among peers in their category.
Calculations

At the close of the year, each fund’s performance will be determined by its 1-year and/or 1 and 3-year percentile standing (pre-tax) within its designated peer group using standard statistical methods approved by CSIM senior management. Relative position and the respective statistical method used to determine percentile standing will result in a single performance percentile number for each fund to allow for comparisons over time and between funds. As each participant may manage and/or support a number of funds, there will be several fund performance percentiles for each participant that may be considered in arriving at the incentive compensation annual payout.

•	Schwab Corporate Performance

Schwab’s corporate plan (the “Corporate Plan”) is an annual plan, which provides for discretionary awards aligned with company and individual performance. Funding for the Corporate Plan is determined at the conclusion of the calendar year using a payout rate that is applied to Schwab’s earnings per share operating margin before variable compensation expense. The exact payout rate will vary and will be determined by Executive Management and recommended to the Compensation Committee of the Board of Directors of Schwab for final approval. Funding will be capped at 200% of the Corporate Plan.

•	Incentive Allocation

At year-end, the full-year funding for both components of the Plan will be pooled together. This total pool will then be allocated to plan participants by CSIM senior management based on their assessment of a variety of performance factors. Factors considered in the allocation process will include, but are not limited to, fund performance relative to benchmarks, individual performance against key objectives, contribution to overall group results, team work, and collaboration between analysts and portfolio managers.
The Portfolio Managers’ compensation is not based on the value of the assets held in a fund’s portfolio. Mr. Mortimer, Mr. Matthews and Mr. Chan are compensated under the CSIM Equity and Fixed Income Portfolio Management Incentive Plan.
Ownership of Fund Shares. Because the funds had not commenced operations prior to the date of this SAI, no information regarding the Portfolio Managers’ “beneficial ownership” of shares of the funds has been included. This information will appear in a future version of the SAI.
BROKERAGE ALLOCATION AND OTHER PRACTICES
Portfolio Turnover
For reporting purposes, a fund’s portfolio turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less (“short-term securities”) are excluded.
A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year.

Typically, funds with high turnover (such as 100% or more) tend to generate higher capital gains and transaction costs, such as brokerage commissions. Since these are new funds there are no portfolio turnover rates.
Portfolio Holdings Disclosure
The funds’ Board of Trustees has approved policies and procedures that govern the timing and circumstances regarding the disclosure of funds’ portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the funds’ portfolio securities is in the best interests of funds’ shareholders, and include procedures to address conflicts between the interests of the funds’ shareholders, on the one hand, and those of the funds’ investment adviser, principal underwriter or any affiliated person of the fund, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the president of the funds to authorize the release of the funds’ portfolio holdings, as necessary, in conformity with the foregoing principles.
The Board exercises on-going oversight of the disclosure of fund portfolio holdings by overseeing the implementation and enforcement of each fund’s policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters. The Board will receive periodic updates, at least annually, regarding entities who may receive portfolio holdings information not available to other current or prospective fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by the exemptive relief and as discussed below.
Each fund discloses its complete portfolio holdings schedule in public filings with the SEC within 60-80 days after the end of each fiscal quarter and will provide that information to shareholders as required by federal securities laws and regulations thereunder. A fund may, however, voluntarily disclose all or part of its portfolio holdings other than in connection with the creation/redemption process, as discussed above, in advance of required filings with the SEC, provided that such information is made generally available to all shareholders and other interested parties in a manner that is consistent with the above policy for disclosure of portfolio holdings information. Such information may be made available through a publicly-available website or other means that make the information available to all likely interested parties contemporaneously.
The funds may disclose portfolio holdings information to certain persons and entities prior to and more frequently than the public disclosure of such information (“early disclosure”). The president of the funds may authorize early disclosure of portfolio holdings information to such parties at differing times and/or with different lag times provided that (a) the president of the funds determines that the disclosure is in the best interests of the funds and that there are no conflicts of interest between the funds’ shareholders and funds’ adviser and distributor; and (b) the recipient is, either by contractual agreement or otherwise by law, required to maintain the confidentiality of the information.
In addition, the funds’ service providers including, without limitation, the investment adviser, distributor, the custodian, fund accountant, transfer agent, auditor, proxy voting service provider, pricing information venders, publisher, printer and mailing agent may receive early disclosure of portfolio holdings information as frequently as daily in connection with the services they perform for the funds. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information whether imposed by the provisions of the service provider’s contract with the trust or by the nature of its relationship with the trust.
Further, each business day, each fund’s portfolio holdings information is provided to the Distributor or other agent for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants (as defined below), and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of funds in the secondary market. This information typically reflects each fund’s anticipated holdings on the following business day.
In addition, each fund discloses its portfolio holdings and the percentages they represent of the fund’s net assets at least monthly, and as often as each day the fund is open for business, at www.schwab.com/SchwabETFProspectus.
Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide services to the funds in the ordinary course of business after it has been disseminated to the NSCC. From time to time, information concerning portfolio holdings other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may be provided to other entities that provide services to the funds, including rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information.

The funds’ policies and procedures prohibit the fund, the funds’ investment adviser or any related party from receiving any compensation or other consideration in connection with the disclosure of portfolio holdings information.
The funds may disclose non-material information including commentary and aggregate information about the characteristics of the funds in connection with or relating to the funds or its portfolio securities to any person if such disclosure is for a legitimate business purpose, such disclosure does not effectively result in the disclosure of the complete portfolio securities of any fund (which can only be disclosed in accordance with the above requirements), and such information does not constitute material non-public information. Such disclosure does not fall within the portfolio securities disclosure requirements outlined above.
Whether the information constitutes material non-public information will be made on a good faith determination, which involves an assessment of the particular facts and circumstances. In most cases commentary or analysis would be immaterial and would not convey any advantage to a recipient in making a decision concerning the funds. Commentary and analysis includes, but is not limited to, the allocation of the funds’ portfolio securities and other investments among various asset classes, sectors, industries, and countries, the characteristics of the stock components and other investments of the funds, the attribution of fund returns by asset class, sector, industry and country, and the volatility characteristics of the funds.
Portfolio Transactions
The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of the funds. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. Purchases and sales of securities on a stock exchange or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer’s underwriter, or a dealer. The funds do not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices the fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which the fund may invest are traded primarily in the over-the-counter market on a net basis and do not normally involve either brokerage commissions or transfer taxes. It is expected that the cost of executing portfolio securities transactions of the fund will primarily consist of dealer spreads.
The investment adviser seeks to obtain the best execution for the funds’ portfolio transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; ability to facilitate short selling; provision of additional brokerage or research services or products. In addition, the investment adviser has incentive sharing arrangements with certain unaffiliated brokers who guarantee market-on-close pricing: on a day when such a broker executes transactions at prices better, on aggregate, than market-on-close prices, that broker may receive, in addition to his or her standard commission, a portion of the net difference between the actual execution prices and corresponding market-on-close prices for that day.
The investment adviser may cause the funds to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless principal transactions, in accordance with applicable SEC and other regulatory guidelines. In both instances, these services or products may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The investment adviser may use research services furnished by brokers or dealers in servicing all fund accounts, and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.

The investment adviser may receive a service from a broker or dealer that has both a “research” and a “non-research” use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with fund commissions or spreads, while the investment adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser believe that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.
The investment adviser may purchase for funds, new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services, in accordance with applicable rules and regulations permitting these types of arrangements. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e) of the Securities Exchange Act of 1934.
The investment adviser may place orders directly with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable the funds to trade directly with other institutional holders. At times, this may allow the funds to trade larger blocks than would be possible trading through a single market maker.
The investment adviser may aggregate securities sales or purchases among two or more funds. The investment adviser will not aggregate transactions unless it believes such aggregation is consistent with its duty to seek best execution for each affected fund and is consistent with the terms of the investment advisory agreement for such fund. In any single transaction in which purchases and/or sales of securities of any issuer for the account of a fund are aggregated with other accounts managed by the investment adviser, the actual prices applicable to the transaction will be averaged among the accounts for which the transaction is effected, including the account of the fund.
In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the funds on securities exchanges, the investment adviser follows procedures, adopted by the funds’ Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions.
PROXY VOTING
The Board of Trustees of the trust has delegated the responsibility for voting proxies to CSIM through their Advisory Agreement. The Trustees have adopted CSIM’s Proxy Voting Policy and Procedures with respect to proxies voted on behalf of the funds’ portfolios. A description of CSIM’s Proxy Voting Policy and Procedures is included in Appendix B.
The trust is required to disclose annually each fund’s complete proxy voting record on Form N-PX. The fund’s proxy voting record for the most recent 12 month period ended June 30th will be available by visiting the Schwab website at www.schwab.com/SchwabETFsProspectus. A fund’s Form N-PX will also be available on the SEC’s website at www.sec.gov.
Brokerage Commissions
The funds are new and, therefore, for each of the last three fiscal years, the funds paid no brokerage commissions.
Regular Broker-Dealers
Each fund’s regular broker-dealers during its most recent fiscal year are: (1) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the fund; (2) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (3) the ten broker-dealers that sold the largest dollar amount of the fund’s shares. The funds are new and, therefore, have not purchased securities issued by any regular broker-dealers.

DESCRIPTION OF THE TRUST
Each fund is a series of Schwab Strategic Trust, an open-end investment management company organized as a Delaware statutory trust on January 27, 2009.
The Declaration of Trust provides for the perpetual existence of the Trust. The Trust may, however, be terminated at any time by vote of at least two-thirds of the outstanding shares of each series of the Trust or by the vote of the Trustees.
Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided on the Declaration of Trust) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders will vote by individual series on all matters except (i) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual series and (ii) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. Shareholders of one series shall not be entitled to vote on matters exclusively affecting another series, such matters including, without limitation, the adoption of or change in any fundamental policies or restrictions of the other series and the approval of the investment advisory contracts of the other series.
There will normally be no meetings of shareholders for the purpose of electing Trustees, except that in accordance with the 1940 Act (i) the Trust will hold a shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust’s custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.
The Trust may, without shareholder vote, restate, amend or otherwise supplement the Declaration of Trust. Shareholders shall have the right to vote on any amendment that could affect their right to vote, any amendment to the Amendments section, any amendment for which shareholder vote may be required by applicable law or by the Trust’s registration statement filed with the SEC, and on any amendment submitted to them by the Trustees.
Any series of the Trust may reorganize or merge with one or more other series of the Trust or another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law, without the approval of shareholders of any series.
Shareholders wishing to submit proposals for inclusion in a proxy statement for a future shareholder meeting should send their written submissions to the Trust at 1 Freedom Valley Drive, Oaks, PA 19456. Proposals must be received a reasonable time in advance of a proxy solicitation to be included. Submission of a proposal does not guarantee inclusion in a proxy statement because proposals must comply with certain federal securities regulations.
PURCHASE, REDEMPTION AND PRICING OF SHARES
CREATION AND REDEMPTION OF CREATION UNITS
The funds are open each day that the New York Stock Exchange (NYSE) is open (Business Days). The NYSE’s trading session is normally conducted from 9:30 a.m. Eastern time until 4:00 p.m. Eastern time, Monday through Friday, although some days, such as in advance of and following holidays, the NYSE’s trading session closes early. The following holiday closings are currently scheduled for 2009-2010: New Year’s Day, Martin Luther King Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Only orders that are received and deemed acceptable by the Distributor no later than the time specified by the Trust will be executed that day at the fund’s share price calculated that day. On any day that the NYSE closes early, the funds reserve the right to advance the time by which purchase and redemption orders must be received by the Distributor that day in order to be executed that day at that day’s share price.
Creation. The trust issues and sells shares of the funds only in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day, for an order received and deemed acceptable by the Distributor.

Fund Deposit. The consideration for purchase of Creation Units of the funds may consist of (i) the in-kind deposit of a designated portfolio of securities closely approximating the holdings of a fund (the “Deposit Securities”), and an amount of cash denominated in U.S. Dollars (the “Cash Component”) computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a fund.
The funds may accept a basket of money market instruments, or cash denominated in U.S. dollars that differs from the composition of the published basket. The funds may permit or require the consideration for Creation Units to consist solely of cash . The funds may permit or require the substitution of an amount of cash denominated in U.S. Dollars (i.e., a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security. For example, the trust reserves the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations.
The Cash Component is sometimes also referred to as the “Balancing Amount.” The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities), the creator will receive the Cash Component. Computation of the Cash Component excludes any stamp duty tax or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.
A fund or its agent, through the NSCC or otherwise, makes available on each Business Day, prior to the opening of business on the NYSE Arca, Inc. Exchange (currently 9:30 a.m., Eastern time), the current Fund Deposit for the fund. Such Deposit Securities are applicable, subject to any adjustments, to effect creations of Creation Units of the fund until such time as the next-announced composition of the Deposit Securities is made available.
Procedures for Creation of Creation Units. To be eligible to place orders with the Distributor and to create a Creation Unit of a fund, an entity must be a Depository Trust Company (“DTC”) participant, such as a broker-dealer, bank, trust company, clearing corporation or certain other organization, some of whom (and/or their representatives) own DTC (each a “DTC Participant”). DTC acts as securities depositary for the shares. The DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participant Agreement”). A DTC Participant that has executed a Participant Agreement is referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of a fund, however created, will be entered on the records of DTC in the name of DTC or its nominee and deposited with, or on behalf of, DTC.
All orders to create shares must be placed for one or more Creation Units. Orders must be transmitted by an Authorized Participant pursuant to procedures set forth in the Participant Agreement. The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.
On days when the New York Stock Exchange or U.S. bond markets close earlier than normal, a fund may require purchase orders to be placed earlier in the day. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the trust, whose determination shall be final and binding.
If the Distributor does not receive both the required Deposit Securities and the Cash Component by the specified time on the settlement date, the trust may cancel or revoke acceptance of such order. Upon written notice to the Distributor, such canceled or revoked order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of a fund. The delivery of Creation Units so created generally will occur no later than the settlement date.
Creation Units may be created in advance of receipt by the trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed since, in addition to available Deposit Securities, U.S. cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 110%, which the trust may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the fund pending delivery of any missing Deposit Securities. The Authorized Participant must deposit with the custodian the appropriate amount of federal funds by 10:00 a.m. New York time (or such other time as specified by the trust) on the settlement date. If the Distributor does not receive the Additional Cash Deposit in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to a fund for losses, if any, resulting therefrom. An additional amount of U.S. cash shall be required to be deposited with the Distributor, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the trust in an amount at least equal to 110%, which the trust may change from time to time, of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by the specified time on the settlement date, or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the trust may use the cash on deposit to purchase the missing Deposit Securities. The Authorized Participant will be liable to the trust for the costs incurred by the trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the transmittal date plus the brokerage and related transaction costs associated with such purchases. The trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the customer or purchased by the trust and deposited into the trust. In addition, a transaction fee, as listed below, will be charged in all cases.
Acceptance of Orders for Creation Units. The trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor in respect of a fund. For example, the trust may reject or revoke acceptance of an order, if (i) the order does not conform to the procedures set forth in the Participant Agreement; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of a fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by a fund as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to a fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the trust or CSIM, have an adverse effect on the trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the trust, the custodian, the Distributor or CSIM make it for all practical purposes impossible to process creation orders. Examples of such circumstances include natural disaster, war, revolution; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the trust, CSIM, the Distributor, DTC, NSCC, custodian (or sub-custodian) or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The trust, custodian (or sub-custodian) and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.
Creation/Redemption Transaction Fee. The funds impose a “Transaction Fee” on investors purchasing or redeeming Creation Units. The Transaction Fee will be limited to amounts that have been determined by CSIM to be appropriate. The purpose of the Transaction Fee is to protect the existing shareholders of the funds from the dilutive costs associated with the purchase and redemption of Creation Units. Where the funds permit cash creations (or redemptions) or cash in lieu of depositing one or more Deposit Securities, the purchaser (or redeemer) may be assessed a higher Transaction Fee to offset the transaction cost to the funds of buying (or selling) those particular Deposit Securities. Transaction Fees will differ for the funds, depending on the transaction expenses related to the funds’ portfolio securities. Every purchaser of a Creation Unit will receive a prospectus that contains disclosure about the Transaction Fee, including the maximum amount of the Transaction Fee charged by the funds, which is four times the Additional Creation/Redemption Transaction Fee, per Creation Unit.
The following table sets forth the standard and additional creation/redemption transaction fee for the funds.

	Approximate Value	Standard	Additional
	of One	Creation/Redemption	Creation/Redemption
Name of Fund	Creation Unit	Transaction Fee	Transaction Fee*
Schwab U.S. TIPS ETF	$	$xxxx	$xxxx
Schwab Short-Term U.S. Treasury ETF	$	$xxxx	$xxxx
Schwab Intermediate-Term U.S. Treasury ETF	$	$xxxx	$xxxx

*	Per Creation Unit
Placement of Redemption Orders. The process to redeem Creation Units works much like the process to purchase Creation Units, but in reverse. Orders to redeem Creation Units of the fund must be delivered through an Authorized Participant. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. Orders must be accompanied or followed by the requisite number of shares of the funds specified in such order, which delivery must be made to the Distributor no later than 10:00 a.m. New York time on the next Business Day following the Transmittal Date. All other procedures set forth in the Participant Agreement must be properly followed.
To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request but is unable to transfer all or part of the Creation Units to be redeemed to the Distributor, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 110%, which CSIM may change from time to time, of the value of the missing shares.
The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by the custodian and marked to market daily. The fees of the custodian (and any sub-custodians) in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The trust, on behalf of the funds, is permitted to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.
If the requisite number of shares of the funds is not delivered on the Transmittal Date as described above the funds may reject or revoke acceptance of the redemption request. If it is not possible to effect deliveries of the Fund Securities, the trust may in its discretion exercise its option to redeem such shares in U.S. cash and the redeeming Authorized Participant will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of a fund next determined after the redemption request is received (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The funds may also, in their sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.
Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the funds (whether or not it otherwise permits cash redemptions) reserve the right to redeem Creation Units for cash to the extent that the trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.
The funds will not suspend or postpone redemption beyond seven days, except as permitted under Section 22(e) of the 1940 Act or pursuant to exemptive relief obtained by the trust. Section 22(e) provides that the right of redemption may be suspended or the date of payment postponed with respect to the funds (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of a fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
Pricing of Shares
Each business day, the funds calculate their share price, or NAV, as of the close of the NYSE (generally, 4 p.m. Eastern time). This means that NAVs are calculated using the values of a fund’s portfolio securities as of the close of the NYSE. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available are required to be valued at fair value using procedures approved by the Board of Trustees.
The funds use approved pricing services to provide values for their portfolio securities. Current market values are generally determined by the approved pricing services as follows: generally securities traded on exchanges are valued at the last-quoted sales price on the exchange on which such securities are primarily traded, or, lacking any sales, at the mean between the bid and ask prices; generally securities traded in the over-the-counter market are valued at the last reported sales price that day, or, if no sales are reported, at the mean between the bid and ask prices. Generally securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price. Fixed income securities normally are valued based on valuations provided by approved pricing services. Securities may be fair valued pursuant to procedures approved by the funds’ Board of Trustees when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.
NOTE: Transactions in fund shares will be priced at NAV only if you purchase or redeem shares directly from a fund in Creation Units. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher (premium) or lower (discount) than NAV.

TAXATION
Federal Tax Information for the Funds
This discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
It is each fund’s policy to qualify for taxation as a “regulated investment company” (RIC) by meeting the requirements of Subchapter M of the Code. By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains. In addition, each fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.
Each fund is treated as a separate entity for federal income tax purposes and is not combined with the trust’s other funds. Each fund intends to qualify as a RIC so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. To qualify for treatment as a RIC, a fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of a fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a fund’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers and which are engaged in the same, similar, or related trades or businesses if the fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.
Certain master limited partnerships may qualify as “qualified publicly traded partnerships” for purposes of the Subchapter M diversification rules described above. In order to do so, the master limited partnership must satisfy two requirements during the taxable year. First, the interests of such partnership either must be traded on an established securities market or must be readily tradable on a secondary market (or the substantial equivalent thereof). Second, the partnership must meet the 90% gross income requirements for the exception from treatment as a corporation with gross income other than income consisting of dividends, interest, payments with respect to securities loans, or gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock securities or currencies.
The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their “ordinary income” (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. A fund may in certain circumstances be required to liquidate fund investments to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a fund to satisfy the requirements for qualification as a RIC.
A fund’s transactions in futures contracts, forward contracts, options and certain other investment and hedging activities may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to a fund, defer its losses, cause adjustments in the holding periods of a fund’s assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of a fund’s income. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of a fund and its shareholders.
Each fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. Each fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the fund. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement described above. Each fund distributes to shareholders at least annually any net capital gains that have been recognized for federal income tax purposes, including unrealized gains at the end of the fund’s fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the fund’s other investments and shareholders are advised on the nature of the distributions.
With respect to investments in zero coupon securities which are sold at original issue discount (“OID”) and thus do not make periodic cash interest payments, a fund will be required to include as part of its current income the imputed interest on such obligations even though the fund has not received any interest payments on such obligations during that period. Because each fund distributes all of its net investment income to its shareholders, a fund may have to sell fund securities to distribute such imputed income which may occur at a time when the adviser would not have chosen to sell such securities and which may result in taxable gain or loss.
Special federal income tax rules apply to the inflation-indexed bonds. Generally, all stated interest on such bonds is taken into income by a fund under its regular method of accounting for interest income. The amount of a positive inflation adjustment, which results in an increase in the inflation-adjusted principal amount of the bond, is treated as OID. The OID is included in a fund’s gross income ratably during the period ending with the maturity of the bond, under the general OID inclusion rules. The amount of a fund’s OID in a taxable year with respect to a bond will increase a fund’s taxable income for such year without a corresponding receipt of cash, until the bond matures. As a result, as noted above, a fund may need to use other sources of cash to satisfy its distributions for such year. The amount of negative inflation adjustment, which results in a decrease in the inflation-adjusted principal amount of the bond, reduces the amount of interest (including stated, interest, OID, and market discount, if any) otherwise includible in a fund’s income with respect to the bond for the taxable year.
Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by a fund to include the market discount in income as it accrues, gain on the fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.
Federal Income Tax Information for Shareholders
The discussion of federal income taxation presented below supplements the discussion in each fund’s prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in the funds.
Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. In general, distributions by a fund of investment company taxable income (including net short-term capital gains), if any, whether received in cash or additional shares, will be taxable to you as ordinary income. It is not expected that any portion of these distributions will be eligible to be treated as qualified dividend income which is eligible in certain circumstances for reduced maximum tax rates to individuals.
Distributions from net capital gain (if any) that are designated as capital gains dividends are taxable as long-term capital gains without regard to the length of time the shareholder has held shares of a fund. However, if you receive a capital gains dividend with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the capital gains dividend, be treated as a long-term capital loss. Long-term capital gains also will be taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.
A fund will inform you of the amount of your ordinary income dividends and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes, including what portion of the distributions will be qualified dividend income, shortly after the close of each calendar year.
If a fund makes a distribution to a shareholder in excess of a fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and thereafter, as capital gain. A return of capital is not taxable, but reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares. For corporate investors in a fund, dividend distributions a fund designates to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the fund were a regular corporation. Distributions by a fund also may be subject to state, local and foreign taxes, which may differ from the federal income tax treatment described above.
A sale of shares in a fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders is generally 15% for taxable years beginning before January 1, 2011. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other substantially identical shares of a fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.
Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. In some circumstances, a redemption of Creation Units may be treated as resulting in a distribution to which section 301 of the Code applies, potentially causing amounts received by the shareholder in the redemption to be treated as dividend income rather than as a payment in exchange for Creation Units. The rules for determining when a redemption will be treated as giving rise to a distribution under section 301 of the Code and the tax consequences of Code section 301 distributions are complex. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.
Each fund has the right to reject an order to for Creation Units if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the fund and if, pursuant to section 351 of the Code, the respective fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. Each fund also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.
Disclosure for Non-U.S. Shareholders - Dividends paid by the funds to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law to the extent derived from investment income and short-term capital gain (other than “qualified short-term capital gain” described below) or unless such income is effectively connected with a U.S. trade or business carried on through a permanent establishment in the United States. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax and the proper withholding form(s) to be submitted to the funds. A non-U.S. shareholder who fails to provide an appropriate Internal Revenue Service Form W-8 may be subject to backup withholding at the appropriate rate.
The funds may, under certain circumstances, designate all or a portion of a dividend as an “interest-related dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The funds may also, under certain circumstances, designate all or a portion of a dividend as a “qualified short-term capital gain dividend” which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. In the case of Shares held through an intermediary, the intermediary may withhold even if the funds designate the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts. The provisions relating to dividends to foreign persons would apply to dividends with respect to taxable years of the funds beginning after December 31, 2004 and before January 1, 2010.
Backup Withholding and Certain Reporting — Each fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.

Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as a fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Shareholders are urged to consult their tax advisors as to the state and local tax rules affecting investments in the funds.

APPENDIX A — RATINGS OF INVESTMENT SECURITIES
From time to time, the fund may report the percentage of its assets that fall into the rating categories set forth below.
BONDS
Moody’s Investors Service
Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Standard & Poor’s Corporation
Investment Grade
AAA Debt rated ‘AAA’ has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA Debt rated ‘AA’ has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.
A Debt rated ‘A’ has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
BBB Debt rated ‘BBB’ is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
Speculative Grade
Debt rated ‘BB’ and ‘B’ is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated ‘BB’ has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The ‘BB’ rating category is also used for debt subordinated to senior debt that is assigned an actual or implied ‘BBB-’ rating.
B Debt rate ‘B’ has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The ‘B’ rating category also is used for debt subordinated to senior debt that is assigned an actual or implied ‘BB’ or ‘BB-’ rating.
Fitch, Inc.
Investment Grade Bond

AAA	Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA	Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated ‘AAA’. Because bonds rated in the ‘AAA’ and ‘AA’ categories are not significantly vulnerable to foreseeable future developments, short term debt of these issuers is generally rated ‘F1+’.

A	Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB	Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative grade bond

BB	Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B	Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
Dominion Bond Rating Service
Bond and Long Term Debt Rating Scale
As is the case with all DBRS rating scales, long term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments. DBRS ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every DBRS rating is based on quantitative and qualitative considerations that are relevant for the borrowing entity.
AAA: Highest Credit Quality
AA: Superior Credit Quality
A: Satisfactory Credit Quality
BBB: Adequate Credit Quality
BB: Speculative
B: Highly Speculative
CCC: Very Highly Speculative
CC: Very Highly Speculative

C: Very Highly Speculative
“AAA” Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.
“AA” Bonds rated “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.
“A” Bonds rated “A” are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the “A” category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.
“BBB” Bonds rated “BBB” are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present which reduce the strength of the entity and its rated securities.
“BB” Bonds rated “BB” are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.
“B” Bonds rated “B” are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.
“CCC” / “CC” / “C” Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated “B”. Bonds rated below “B” often have characteristics which, if not remedied, may lead to default. In practice, there is little difference between the “C” to “CCC” categories, with “CC” and “C” normally used to lower ranking debt of companies where the senior debt is rated in the “CCC” to “B” range.
“D” This category indicates Bonds in default of either interest or principal.
(“high”, “low”) grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.
COMMERCIAL PAPER AND SHORT-TERM DEBT RATING SCALE
Dominion Bond Rating Service
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner. DBRS ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every DBRS rating is based on quantitative and qualitative considerations which are relevant for the borrowing entity.
R-1: Prime Credit Quality
R-2: Adequate Credit Quality
R-3: Speculative
All three DBRS rating categories for short term debt use “high”, “middle” or “low” as subset grades to designate the relative standing of the credit within a particular rating category. The following comments provide separate definitions for the three grades in the Prime Credit Quality area, as this is where ratings for active borrowers in Canada continue to be heavily concentrated.

“R-1 (high)” Short term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.
“R-1 (middle)” Short term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits to only a small degree. Given the extremely tough definition which DBRS has for the “R-1 (high)” category (which few companies are able to achieve), entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.
“R-1 (low)” Short term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.
“R-2 (high)”, “R-2 (middle)”, “R-2 (low)” Short term debt rated “R-2” is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the “R-2” classification are not as strong as those in the “R-1” category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an “R-1 credit”. Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.
“R-3 (high)”, “R-3 (middle)”, “R-3 (low)” Short term debt rated “R-3” is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. “R-3” credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with “R-3” ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.
SHORT TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS
Moody’s Investors Service
Short term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-3 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.
Standard & Poor’s Corporation
An S&P SP-1 rating indicates that the subject securities’ issuer has a strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P’s determination that an issuer has a satisfactory capacity to pay principal and interest is denoted by an SP-2 rating.
Fitch, Inc.
Obligations supported by the highest capacity for timely repayment are rated F1+. An F1 rating indicates that the obligation is supported by a very strong capacity for timely repayment. Obligations rated F2 are supported by a good capacity for timely repayment, although adverse changes in business, economic, or financial conditions may affect this capacity.

COMMERCIAL PAPER
Moody’s Investors Service
Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.
Standard & Poor’s Corporation
A Standard & Poor’s Corporation (“S&P”) A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.
Fitch, Inc.
F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

PART C: OTHER INFORMATION
ITEM 28. EXHIBITS.
(a) (1)	Certificate of Trust, dated January 27, 2009, of Schwab Strategic Trust (the “Registrant” or the “Trust”) is incorporated by reference to Exhibit (a)(1) of the Registrant’s Registration Statement, filed July 15, 2009.
(2)	Registrant’s Agreement and Declaration of Trust, dated January 26, 2009, is incorporated by reference to Exhibit (a)(2) of the Registrant’s Registration Statement, filed July 15, 2009.

(3)	Registrant’s Amended and Restated Agreement and Declaration of Trust, dated October 12, 2009, is incorporated by reference to Exhibit (a)(3) of Pre-Effective Amendment No. 2 to Registrant’s Registration Statement, filed October 27, 2009.

(b)	Registrant’s By-Laws, dated January 26, 2009, is incorporated by reference to Exhibit (b) of the Registrant’s Registration Statement, filed July 15, 2009.

(c)	Reference in made to Article 5 of the Registrant’s Agreement and Declaration of Trust.

(d)	Advisory Agreement between the Registrant and Charles Schwab Investment Management, Inc. is filed herewith as Exhibit (d).

(e)	Distribution Agreement between the Registrant and SEI Investments Distribution Co. is filed herewith as Exhibit (e).

(f)	Not applicable.

(g) (1)	Custodian Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (g)(1) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement, filed October 7, 2009.

(2)	Amendment to the Custodian Agreement between the Registrant and State Street Bank and Trust Company is filed herewith as Exhibit (g)(2).

(h) (1)	Administration Agreement between the Registrant and Charles Schwab Investment Management, Inc. is filed herein as Exhibit (h)(1).

(2)	Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(2) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement, filed October 7, 2009.

(3)	Authorized Participant Agreement is incorporated by reference to Exhibit (h)(3) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement, filed October 7, 2009.

(4)	Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(4) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement, filed October 7, 2009.

(5)	Amendment to the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company is filed herewith as Exhibit (h)(5).

(6)	Sub-Administration Agreement between the Charles Schwab Investment Management, Inc. and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(6) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement, filed October 7, 2009.

(7)	Amendment of the Sub-Administration Agreement between the Charles Schwab Investment Management, Inc. and State Street Bank and Trust Company is filed herewith as Exhibit (h)(7).

(i)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP to be filed by amendment.

(j) (1)	Not applicable.

(2)	Power of Attorney of Walter W. Bettinger is incorporated by reference to Exhibit (j)(2) of Pre-Effective Amendment No.2 to Registrant’s Registration Statement, filed October 27, 2009.

2

(3)	Power of Attorney of Robert W. Burns is incorporated by reference to Exhibit (j)(3) of Pre-Effective Amendment No.2 to Registrant’s Registration Statement, filed October 27, 2009.

(4)	Power of Attorney of Charles A. Ruffel is incorporated by reference to Exhibit (j)(4) of Pre-Effective Amendment No.2 to Registrant’s Registration Statement, filed October 27, 2009.

(5)	Power of Attorney of Mark A. Goldfarb is incorporated by reference to Exhibit (j)(5) of Pre-Effective Amendment No.2 to Registrant’s Registration Statement, filed October 27, 2009.

(6)	Power of Attorney of Randall W. Merk is filed herein as Exhibit (j)(6).

(7)	Power of Attorney of George Pereira is filed herein as Exhibit (j)(7).

(k)	Not applicable.

(l)	None.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p) (1)	Joint Code of Ethics for the Registrant and Charles Schwab Investment Management, Inc. is filed herein as Exhibit (p)(1).

(p) (2)	Code of Ethics of SEI Investments Distribution Co. is incorporated by reference to Exhibit (p)(2) of Registrant’s Registration Statement, filed October 7, 2009.
ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.
     Not Applicable.
ITEM 30. INDEMNIFICATION.
     Reference is made to Article VII of Registrant’s Declaration of Trust (Exhibit (a) filed July 15, 2009) and Article 11 of Registrant’s By-Laws (Exhibit (b) filed July 15, 2009).
     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
     The Registrant’s investment adviser, Charles Schwab Investment Management, Inc. (“CSIM”), a Delaware corporation, organized in October 1989, also serves as the investment manager to the Laudus Institutional Trust, Laudus Trust, Schwab Capital Trust, The

3

Charles Schwab Family of Funds, Schwab Investments, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 211 Main Street, San Francisco, CA 94105. The only business in which the investment adviser engages is that of investment adviser and administrator to the Schwab Capital Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, investment adviser to the Registrant, Laudus Trust and Laudus Institutional Trust and an investment adviser to certain non-investment company clients.
     The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of CSIM is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below.

Name and Position
with Adviser	Name of Other Company	Capacity
Charles R. Schwab, Chairman and Director	Charles Schwab & Co., Inc.	Chairman and Director
	The Charles Schwab Bank, N.A.	Chairman, Director
	The Charles Schwab Corporation	Chairman
	Schwab Holdings, Inc.	Chief Executive Officer
	Schwab International Holdings, Inc.	Chairman and Chief Executive Officer
	Schwab (SIS) Holdings, Inc. I	Chairman and Chief Executive Officer
	Charles Schwab Holdings (UK)	Chairman
	United States Trust Company of New York	Chairman, Director
	U.S. Trust Corporation	Chairman, Director
	All Kinds of Minds	Director
	Charles and Helen Schwab Foundation	Director
	Stanford University	Trustee

Randall W. Merk Director, President and Chief Executive Officer	Charles Schwab & Co., Inc.	Executive Vice President and President, Investment Management Services
	Schwab Funds	President, Chief Executive Officer
	Laudus Funds	Trustee
	Charles Schwab Worldwide Funds, PLC	Director
	Charles Schwab Asset Management (Ireland) Limited	Director
	Excelsior Funds	Trustee

Koji E. Felton, Senior Vice President, Chief Counsel and Corporate Secretary	Charles Schwab & Co., Inc.	Senior Vice President, Deputy General Counsel
	Schwab Funds	Chief Legal Officer and Secretary
	Excelsior Funds	Chief Legal Officer and Secretary

Jeffrey M. Mortimer, Senior Vice President and Chief Investment Officer, Equities and Fixed Income	Schwab Funds	Senior Vice President and Chief Investment Officer, Equities and Fixed Income
	Laudus Funds	President, Chief Executive Officer and Chief Investment Officer

George Pereira, Senior Vice President and Chief Financial Officer	Laudus Funds	Chief Financial Officer
	Excelsior Funds	Chief Financial Officer and Chief Accounting Officer
	Mutual Fund Division, UST Advisers, Inc.	Chief Financial Officer
	Charles Schwab Worldwide Funds, PLC	Director
	Charles Schwab Asset Management (Ireland) Limited	Director
ITEM 32. PRINCIPAL UNDERWRITERS:
(a) SEI Investments Distribution Co. (the “Distributor”) is the principal underwriter of the Trust.
(b) Information with respect to each director, officer or partner of each principal underwriter is as follows. Unless otherwise noted, the business address of each director or officer is 1 Freedom Valley Drive, Oaks, PA 19456.

4

	Position and Office	Positions and Offices
Name	with Underwriter	with Registrant
William M. Doran	Director	None
Edward D. Loughlin	Director	None
Wayne M. Withrow	Director	None
Kevin Barr	President & Chief Executive Officer	None
Maxine Chou	Chief Financial Officer,Chief Operations Officer, & Treasurer	None
Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	None
John C. Munch	General Counsel & Secretary	None
Mark J. Held	Senior Vice President	None
Lori L. White	Vice President & Assistant Secretary	None
John Coary	Vice President & Assistant Secretary	None
John Cronin	Vice President	None
Robert Silvestri	Vice President	None
(c) None.
ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.
     All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the Rules thereunder will be maintained at the offices of:
1)	Schwab Strategic Trust, 211 Main Street, San Francisco, CA 94105

2)	Charles Schwab Investment Management, Inc., 211 Main Street, San Francisco, CA 94105

3)	Principal Underwriter — SEI Investments Distribution Co., 1 Freedom Valley Drive, Oaks, PA 19456

4)	Custodian — State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111

5)	Transfer Agent — State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111
ITEM 34. MANAGEMENT SERVICES.
None.
ITEM 35. UNDERTAKINGS.
     Not applicable.

5

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post Effective Amendment No. 1 to be signed on its behalf by the undersigned, thereto duly authorized, in the District of Columbia, on the 21st day of April, 2010.

SCHWAB STRATEGIC TRUST Registrant

Randall W. Merk* Randall W. Merk, President and Chief Executive Officer
     Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 21st day of April, 2010.

Signature	Title

Walter W. Bettinger, II* Walter W. Bettinger, II	Chairman and Trustee

Robert W. Burns* Robert W. Burns	Trustee

Mark A. Goldfarb* Mark A. Goldfarb	Trustee

Charles A. Ruffel* Charles A. Ruffel	Trustee

Randall W. Merk* Randall W. Merk	President and Chief Executive Officer

George Pereira* George Pereira	Treasurer and Principal Financial Officer

*By:	/s/ W. John McGuire W. John McGuire, Attorney-in-Fact Pursuant to Power of Attorney

EXHIBIT INDEX
(d)	Advisory Agreement

(e)	Distribution Agreement

(g) (2)	Amendment to Custodian Agreement

(h) (1)	Administration Agreement

(h) (5)	Amendment to Master Fund Accounting and Services Agreement

(7)	Amendment to Sub-Administration Agreement

(j) (6)	Power of Attorney of Randall W. Merk

(7)	Power of Attorney of George Pereira

(p) (1)	SST/CSIM Joint Code of Ethics

6